Rule 497(c)
                                                 File Nos. 33-58004 and 811-7474


                                Fund Information
                                 And Prospectus

                                 [Logo omitted]
--------------------------------------------------------------------------------
                                     BOSTON
                                     1784
                                     FUNDS

                               SEPTEMBER 15, 1998

                           [PHOTO OF SKYLINE OMITTED]


NOT PART OF THE PROSPECTUS

BOSTON 1784 FUNDS[SERVICE MARK]
THE TWO CENTURIES OF TRADITION BEHIND OUR NAME
--------------------------------------------------------------------------------


BOSTON 1784 FUNDS ARE MANAGED BY BANKBOSTON. FOUNDED IN 1784, THE BANK HAS EARNED A REPUTATION FOR PRUDENT MONEY MANAGEMENT AND COUNSEL TO INDIVIDUALS AND BUSINESSES THROUGHOUT NEW ENGLAND. ITS HERITAGE, ACHIEVEMENTS AND SCOPE PLACE THE BANK AT THE HEART OF BOSTON'S MONEY MANAGEMENT INDUSTRY--A BUSINESS IT HELPED CREATE. BOSTON 1784 FUNDS EMBODY THIS TRADITION IN A MUTUAL FUND FAMILY WITH A WIDE RANGE OF INVESTMENT CHOICES.

MONEY MARKET FUNDS
         Boston 1784 Tax-Free Money Market Fund
         Boston 1784 U.S. Treasury Money Market Fund
         Boston 1784 Institutional U.S. Treasury Money Market Fund Boston 1784 Prime Money Market Fund
         Boston 1784 Institutional Prime Money Market Fund

BOND FUNDS
         Boston 1784 Short-Term Income Fund
         Boston 1784 Income Fund
         Boston 1784 U.S. Government Medium-Term Income Fund

TAX-EXEMPT INCOME FUNDS
         Boston 1784 Tax-Exempt Medium-Term Income Fund
         Boston 1784 Connecticut Tax-Exempt Income Fund
         Boston 1784 Florida Tax-Exempt Income Fund
         Boston 1784 Massachusetts Tax-Exempt Income Fund
         Boston 1784 Rhode Island Tax-Exempt Income Fund

STOCK FUNDS
         Boston 1784 Asset Allocation Fund
         Boston 1784 Growth and Income Fund
         Boston 1784 Growth Fund
         Boston 1784 International Equity  Fund

IMPORTANT INFORMATION ABOUT BOSTON 1784 FUNDS

  BOSTON 1784 FUNDS ARE NOT FDIC INSURED, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO. THE DISTRIBUTOR IS NOT AFFILIATED WITH BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. FINANCIAL SERVICES COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

NOT PART OF THE PROSPECTUS

--------------------------------------------------------------------------------


INVESTMENT MANAGEMENT STRENGTH--
BOSTON 1784 FUNDS ARE MANAGED BY THE SAME INVESTMENT PROFESSIONALS WHO OVERSEE MORE THAN $24 BILLION FOR CLIENTS OF BANKBOSTON. WITH A 100-YEAR TRACK RECORD, THE BANK'S INVESTMENT MANAGERS HAVE EARNED NATIONAL RECOGNITION AND RESPECT, AS WELL AS THE CONFIDENCE OF PRIVATE BANKING AND TRUST CLIENTS ACROSS THE COUNTRY.


A FAMILY OF MUTUAL FUNDS--
BOSTON 1784 FUNDS FAMILY INCLUDES STOCK, BOND, TAX-EXEMPT AND MONEY MARKET FUNDS TO MEET A WIDE RANGE OF INVESTMENT GOALS. YOU MAY SELECT INDIVIDUAL FUNDS TO TARGET VERY SPECIFIC INVESTMENT OBJECTIVES OR COMBINE BOSTON 1784 FUNDS TO CREATE AN ENTIRE PORTFOLIO STRUCTURED IN THE MOST EFFECTIVE WAY TO MEET YOUR LONG-TERM GOALS.


EXPERT PLANNING AND GUIDANCE--
WHEN YOU HAVE QUESTIONS OR WANT ADVICE, YOU CAN TALK TO A FINANCIAL SERVICES COUNSELOR (FSC) WHO WILL PROVIDE EXPERT, STRAIGHTFORWARD HELP BASED ON YOUR GOALS.


[PHOTO OF BUILDINGS OMITTED]


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                                        2

INVESTMENT MANAGEMENT STRENGTH
--------------------------------------------------------------------------------

BankBoston professionals have extensive experience helping individual clients achieve their financial goals through disciplined, personalized investment strategies. These same professionals also manage Boston 1784 Funds.

The experience of this team is a major factor behind investment results that have earned national recognition. The performance of Boston 1784 Funds has been cited in The Wall Street Journal, Fortune and Money magazine. Several of the Funds have appeared repeatedly on The Wall Street Journal's monthly Mutual Fund Scorecard.

You may have seen portfolio managers from Boston 1784 Funds on television, where they have appeared on CNBC and Wall Street Week. Edward G. ("Ned") Riley, Jr., Chief Investment Officer of Boston 1784 Funds, also writes a monthly column on equity investing and is frequently quoted in the financial press as a recognized expert.


NOT PART OF THE PROSPECTUS


[PHOTO OF MANAGERS OMITTED]

--------------------------------------------------------------------------------

INTRODUCING THE BOSTON 1784 FUNDS TEAM, AND THE FUNDS THEY MANAGE AND CO-MANAGE. (PICTURED LEFT TO RIGHT)

MICHAEL PELOSI, CFA
   BOSTON 1784 ASSET ALLOCATION FUND
LISA W. LEBOEUF
   BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
   BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
   BOSTON 1784 PRIME MONEY MARKET FUND
   BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
EMMETT M. WRIGHT, CFA
   BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
   BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
   BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
   BOSTON 1784 INCOME FUND
   BOSTON 1784 ASSET ALLOCATION FUND
SUSAN A. SANDERSON, CFA
   BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
   BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
THEODORE E. OBER
   BOSTON 1784 GROWTH AND INCOME FUND
   BOSTON 1784 GROWTH FUND


MARY K. WERLER, CFA
   BOSTON 1784 SHORT-TERM INCOME FUND
   BOSTON 1784 PRIME MONEY MARKET FUND
   BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
EUGENE D. TAKACH
   BOSTON 1784 GROWTH AND INCOME FUND
   BOSTON 1784 GROWTH FUND
KENTON J. IDE, CFA
   BOSTON 1784 INTERNATIONAL EQUITY FUND
DAVID H. THOMPSON, CFA
   BOSTON 1784 TAX-FREE MONEY MARKET FUND
   BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
   BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
   BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
   BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
CARL W. PAPPO
   BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
   BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
   BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
JULIET COHN (NOT PICTURED) of Kleinwort Benson
     Investment Management Americas Inc.
     co-manages Boston 1784 International
     Equity Fund

[Photo of Edward G. ("Ned") Riley, Jr. omitted]

"AFTER FOUR MAJOR DOWN MARKETS, FIVE MAJOR UP MARKETS, FIVE RECESSIONS AND EIGHT U.S. PRESIDENTS, WE'VE DEVELOPED A DISCIPLINED PHILOSOPHY BASED ON EXPERIENCE. SIMPLY PUT, WE FOCUS ON LONG-TERM TRENDS THAT WILL PROPEL COMPANIES AND THE ECONOMY AS THEY GROW. WE DON'T LIKE FADS AND, EVEN IN OUR MORE AGGRESSIVE FUNDS, WE TAKE A PRUDENT APPROACH TO MONEY MANAGEMENT. WE DEMAND SOUND REASONS FOR EVERY DECISION WE MAKE."
Edward G. ("Ned") Riley, Jr.
CHIEF INVESTMENT OFFICER
BOSTON 1784 FUNDS


[PHOTO OF MANAGERS OMITTED]

A FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

MANY INVESTORS PREFER TO COMBINE SEVERAL TYPES OF MUTUAL FUNDS BECAUSE EACH CAN PLAY A DIFFERENT ROLE IN A PORTFOLIO. HERE'S A BRIEF OVERVIEW OF THE CHARACTERISTICS OF STOCK, BOND AND MONEY MARKET MUTUAL FUNDS.

STOCK FUNDS
If you're seeking long-term growth or want to help protect the value of your assets from inflation, stock funds can be a good choice. Stock funds are generally classified by the types of companies in which they invest, such as small or large companies, high-growth companies or foreign companies. Stock funds offer the greatest potential for long-term gains but also the highest short-term risk.

BOND FUNDS
If you're seeking current income or want to add some stability to a stock fund portfolio, you should consider bond funds. Bond funds are classified by the types of debt instruments in which they invest, such as government or corporate bonds. Bond funds rise in value when interest rates fall--and vice versa.

TAX-EXEMPT BOND FUNDS
If you're in a high tax bracket, these funds can provide income that's free from income taxes.* They invest primarily in investment grade municipal bonds and similar securities. You may want to choose a fund that is exempt from both state and federal income taxes.

MONEY MARKET FUNDS
All money market funds seek to maintain a stable $1.00 share price so that they provide a good place to invest your short-term assets safely.

U.S. TREASURY MONEY MARKET FUNDS
These funds invest in the safest of all investments: U.S. government securities. Since they have very limited investment risk, they generate a modest level of income.

GENERAL MONEY MARKET FUNDS
These funds invest in "commercial paper" and other short-term financial instruments which are obligations of corporations or the U.S. Government.

TAX-EXEMPT MONEY MARKET FUNDS
These funds invest in short-term loans to municipalities, so there are little to no federal taxes on the income produced.*

* INCOME MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX AND/OR LOCAL TAXES.


THE RISK/REWARD PYRAMID

THE INVESTMENT PYRAMID SUGGESTS A WAY TO THINK ABOUT INVESTING. AT ITS BASE ARE MONEY MARKET FUNDS--A SOLID FOUNDATION FOR A PORTFOLIO BECAUSE THEY ARE LOW RISK AND OFFER HIGH LIQUIDITY. INCOME-GENERATING BOND FUNDS HAVE HIGHER RETURN POTENTIAL BUT ALSO RISE AND FALL IN VALUE AS INTEREST RATES CHANGE. AT THE TOP OF THE PYRAMID ARE STOCK FUNDS. THEY OFFER THE HIGHEST POTENTIAL LONG-TERM RETURNS, BUT ALSO THE HIGHEST LEVELS OF SHORT-TERM RISK.


NOT PART OF THE PROSPECTUS

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BOSTON 1784 SHORT-TERM INCOME
BOSTON 1784 INCOME
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME
----------------------------------------------

BOSTON 1784 ASSET ALLOCATION
BOSTON 1784 GROWTH AND INCOME
BOSTON 1784 GROWTH
BOSTON 1784 INTERNATIONAL EQUITY
--------------------------------

[GRAPHIC OF RISK/REWARD PYRAMID OMITTED]

RISK/REWARD
[Graphic of angled upward pointing arrow omitted]


                     STOCK
                     FUNDS
--------------------------------------------------
 BOND                                   TAX EXEMPT
FUNDS                                     FUNDS
--------------------------------------------------
               MONEY MARKET FUNDS
--------------------------------------------------


---------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET
BOSTON 1784 U.S. TREASURY MONEY MARKET
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
MONEY MARKET
BOSTON 1784 PRIME MONEY MARKET
BOSTON 1784 INSTITUTIONAL PRIME
MONEY MARKET


-------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME



A SMART WAY TO INVEST TAX DEFERRED

ANY TAXABLE STOCK, BOND OR MONEY MARKET FUND CAN BECOME A TAX-DEFERRED INVESTMENT IN AN IRA. AS A RESULT, YOUR MONEY MAY GROW FASTER BECAUSE ALL YOUR INTEREST, DIVIDENDS AND GAINS KEEP WORKING FOR YOU. YOUR FINANCIAL SERVICES COUNSELOR CAN EXPLAIN ALL THE ADVANTAGES OF USING BOSTON 1784 FUNDS IN YOUR IRA.


NOT PART OF THE PROSPECTUS

EXPERT PLANNING AND GUIDANCE
--------------------------------------------------------------------------------

WHEN YOU INVEST IN BOSTON 1784 FUNDS, YOU GAIN ACCESS TO PROFESSIONAL INVESTMENT GUIDANCE AND PLANNING. YOUR FINANCIAL SERVICES COUNSELOR (FSC) IS ALWAYS READY TO ANSWER YOUR QUESTIONS ABOUT BOSTON 1784 FUNDS OR YOUR INVESTMENT APPROACH.

YOUR FSC BEGINS BY GETTING TO KNOW YOU AND:

[SQUARE BULLET OMITTED]  Your specific investing goals.

[SQUARE BULLET OMITTED] The composition of your current investment portfolio.

[SQUARE BULLET OMITTED] Your time horizon and comfort level with risk.

[SQUARE BULLET OMITTED] The level of income you may require from your investments.

It's a process that will help organize your approach to investing, so you can make more confident investment decisions--and one that should be repeated as your family situation, income or other factors change to keep your investment approach on track. Over time, as your relationship with your FSC develops, you'll discover what a valuable resource professional investment advice can be.


[PHOTO OMITTED]


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                                        7

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INVESTING MORE EFFECTIVELY.
Whether you are investing for a more secure retirement, to pay education expenses, or to increase your current income, your Financial Services Counselor can provide a personal plan prepared and tailored for your particular situation. It's based on the concept of "asset allocation"-- diversifying your portfolio across several different types of investments. Studies have shown that how you divide your investment among stocks, bonds and money market securities is the single most important factor affecting your total return over time.

Using color charts and graphs, your plan will clearly depict your current investing position and, if appropriate, a new asset allocation to help you reach your goals. Your FSC will use these plans to help you assess your retirement, education and general asset allocation objectives.

For information on any of these planning tools, or to speak with a Financial Services Counselor, call 1-800-BKB-1784.



[Area Graph omitted--Plot points as follows:]


INITIAL INVESTMENT      ANNUAL CONTRIBUTION $5,000            26-YEAR RESULT
$50,000                 [ARROW GRAPHIC OMITTED]               $1,662,000
-------------------------------------------------------------------------------------------
              STOCKS                 BONDS                 CASH EQUIVALENTS     PORTFOLIO
-------------------------------------------------------------------------------------------
1/72       $ 25,000.00           $ 15,000.00                 $ 10,000.00
1/78         51,447.36             30,868.42                   20,578.95        $102,894.73
1/85        138,404.20             83,042.52                   55,361.68         276,808.39
1/92        393,615.80            236,169.50                  157,446.30         787,231.58
1/98        831,007.80            498,604.70                  332,403.10       1,662,015.63
-------------------------------------------------------------------------------------------

THIS GRAPH SHOWS HISTORICAL GROWTH OF INVESTMENTS AND CONTRIBUTIONS OVER A 26-YEAR TIME HORIZON. IT ASSUMES AN INITIAL INVESTMENT OF $50,000 AND A $5,000 ANNUAL SAVINGS CONTRIBUTION DIVIDED AS FOLLOWS: 50% STOCKS, 30% BONDS AND 20% CASH EQUIVALENTS. THIS IS NOT AN ESTIMATE OF FUTURE RESULTS AND DOES NOT REPRESENT SPECIFIC INVESTMENTS. THE GRAPH DOES NOT REFLECT TAXES, INVESTMENT MANAGEMENT FEES OR OTHER EXPENSES. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.


* STOCKS ARE REPRESENTED BY THE STANDARD & POOR'S 500 COMPOSITE INDEX, AN UNMANAGED INDEX THAT'S GENERALLY CONSIDERED REPRESENTATIVE OF THE U.S. STOCK MARKET. BONDS ARE REPRESENTED BY LONG-TERM GOVERNMENT BOND TOTAL RETURNS. MONEY MARKET SECURITIES ARE REPRESENTED BY 3-MONTH TREASURY BILL RETURNS.

  SOURCE: IBBOTSON ASSOCIATES 1998 YEARBOOK.



ASSET ALLOCATION EXAMPLE

[PIE GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

CASH    20%
BONDS   30%
STOCKS  50%

THIS ASSET ALLOCATION EXAMPLE REFLECTS WHAT PERCENTAGE OF A PORTFOLIO IS INVESTED IN STOCKS, BONDS AND CASH EQUIVALENTS (CDS, MONEY MARKET FUNDS AND SAVINGS ACCOUNTS).* APPLYING THIS ALLOCATION TO THE HISTORICAL PERFORMANCE OF THESE ASSET CLASSES (SEE ABOVE) CAN HELP YOU PLAN FOR YOUR RETIREMENT SAVINGS.

NOT PART OF THE PROSPECTUS

BOSTON 1784 FUNDS
WHEN YOU'RE LOOKING FOR...
--------------------------------------------------------------------------------


[SQUARE BULLET]  A TRADITION OF INVESTMENT EXPERTISE.
                 BankBoston has been helping clients invest for a century and helped create Boston's money management industry.

[SQUARE BULLET]  EXPERIENCED, RESPECTED INVESTMENT MANAGEMENT.
                 Boston 1784 Funds are managed by professionals who oversee more than $24 billion--and who have earned national recognition.

[SQUARE BULLET]  CHOICES FOR INVESTMENT DIVERSIFICATION.
                 Choose individual Boston 1784 Funds that match your goals and risk tolerance, or combine them to achieve the right asset allocation for you.

[SQUARE BULLET]  PLANNING TO HELP YOU REACH YOUR OBJECTIVES.
                 Special planning tools are available to help you map out an investment strategy to reach your retirement, education or other goals.

[SQUARE BULLET]  PROFESSIONAL INVESTMENT COUNSELING.
                 Work with a Financial Services Counselor who gets to know you and your investment goals and preferences.


IF YOU HAVE QUESTIONS ABOUT INVESTING IN ANY BOSTON 1784 FUNDS, OR FOR INFORMATION ABOUT USING BOSTON 1784 FUNDS IN YOUR IRA, CONTACT YOUR FINANCIAL SERVICES COUNSELOR OR CALL 1-800-BKB-1784.


[PHOTO OMITTED]

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                                        9

BOSTON 1784 FUNDS[SERVICE MARK]

MONEY MARKET FUNDS
[SQUARE BOX]  BOSTON 1784 TAX-FREE MONEY MARKET FUND
[SQUARE BOX]  BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
[SQUARE BOX]  BOSTON 1784 INSTITUTIONAL U.S. TREASURY
              MONEY MARKET FUND
[SQUARE BOX]  BOSTON 1784 PRIME MONEY MARKET FUND
[SQUARE BOX]  BOSTON 1784 INSTITUTIONAL PRIME MONEY
              MARKET FUND

BOND FUNDS
[SQUARE BOX]  BOSTON 1784 SHORT-TERM INCOME FUND
[SQUARE BOX]  BOSTON 1784 INCOME FUND
[SQUARE BOX]  BOSTON 1784 U.S. GOVERNMENT MEDIUM-
              TERM INCOME FUND

TAX-EXEMPT INCOME FUNDS
[SQUARE BOX]  BOSTON 1784 TAX-EXEMPT MEDIUM-TERM
              INCOME FUND
[SQUARE BOX]  BOSTON 1784 CONNECTICUT TAX-EXEMPT
              INCOME FUND
[SQUARE BOX]  BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
[SQUARE BOX]  BOSTON 1784 MASSACHUSETTS TAX-EXEMPT
              INCOME FUND
[SQUARE BOX]  BOSTON 1784 RHODE ISLAND TAX-EXEMPT
              INCOME FUND

STOCK FUNDS
[SQUARE BOX]  BOSTON 1784 ASSET ALLOCATION FUND
[SQUARE BOX]  BOSTON 1784 GROWTH AND INCOME FUND
[SQUARE BOX]  BOSTON 1784 GROWTH FUND
[SQUARE BOX]  BOSTON 1784 INTERNATIONAL EQUITY FUND


                                   Prospectus

                        [Boston 1784 Funds Logo Omitted]


                 NEITHER THE SECURITIES AND EXCHANGE COMMISSION
                NOR ANY STATE SECURITIES COMMISSION HAS APPROVED
                OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON
                  THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               September 15, 1998

TABLE OF CONTENTS
================================================================================

BOSTON 1784 MONEY MARKET FUNDS.................................................1

BOSTON 1784 BOND FUNDS.........................................................7

BOSTON 1784 TAX-EXEMPT INCOME FUNDS...........................................13

BOSTON 1784 STOCK FUNDS.......................................................20

SHAREHOLDER SERVICES..........................................................27

              HOW TO REACH THE FUNDS..........................................27
              TYPES OF ACCOUNTS...............................................27
              HOW TO OPEN AN ACCOUNT..........................................27
              HOW TO PURCHASE SHARES..........................................27
              HOW TO SELL SHARES..............................................28
              SHAREHOLDER SERVICES AND POLICIES...............................30

PRICING OF FUND SHARES........................................................31

DISTRIBUTIONS.................................................................31

FEDERAL TAX CONSIDERATIONS....................................................32

MORE ABOUT BOSTON 1784 FUNDS..................................................33

              MONEY MARKET FUNDS..............................................33
              BOND FUNDS......................................................34
              TAX-EXEMPT FUNDS................................................36
              STOCK FUNDS.....................................................38

MANAGEMENT....................................................................41

DISTRIBUTION ARRANGEMENTS.....................................................42

FINANCIAL HIGHLIGHTS..........................................................43


PROSPECTUS

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

TAX-FREE MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
PRIME MONEY MARKET FUND
INSTITUTIONAL PRIME MONEY MARKET FUND

THIS RISK/RETURN SUMMARY BRIEFLY DESCRIBES EACH BOSTON 1784 MONEY MARKET FUND AND THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS. FOR FURTHER INFORMATION ON THESE FUNDS, PLEASE READ THE SECTION ENTITLED MORE ABOUT BOSTON 1784 FUNDS.

[GRAPHIC OF COMPASS OMITTED]

WHAT ARE THE FUNDS' GOALS?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund's goals are to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income that is exempt from federal income tax.

U.S. TREASURY MONEY MARKET FUND
The U.S. Treasury Money Market Fund's goals are to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
The Institutional U.S. Treasury Money Market Fund's goals are to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

PRIME MONEY MARKET FUND
The Prime Money Market Fund's goals are to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

INSTITUTIONAL PRIME
MONEY MARKET FUND
The Institutional Prime Money Market Fund's goals are to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

   -----------------------------------------------------------------------------
   WHAT IS A MONEY MARKET FUND?
   A MONEY MARKET FUND is a type of mutual fund that tries to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss ("PRESERVATION OF PRINCIPAL"). If you need to sell your shares at any time, you should receive your initial investment plus any income that you have earned (thereby providing "LIQUIDITY"). However, a money market fund does not guarantee that you will receive your money back.

   A money market fund must follow strict rules as to the investment quality, maturity, diversification and other features of the securities it purchases and the average remaining maturity of the securities cannot be greater than 90 days. The remaining maturity of a security is the period of time until the principal amount must be repaid.
   -----------------------------------------------------------------------------

[GRAPHIC OF CHESS PIECE OMITTED]

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund invests primarily in short-term municipal securities, which are debt securities issued by states, cities and towns and other political or public entities or agencies. The interest paid on these debt securities is free from federal income tax.

The Fund may also enter into repurchase agreements and invest in limited amounts in securities paying interest that is not free from federal taxes.

PROSPECTUS

================================================================================

U.S. TREASURY MONEY MARKET FUND
The U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations, including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government securities.

   -----------------------------------------------------------------------------
   WHAT ARE U.S. GOVERNMENT OBLIGATIONS?
   U.S. GOVERNMENT OBLIGATIONS or securities are bonds or other debt obligations issued by, or whose principal and interest are guaranteed by, the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States. Some U.S. government obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others only by the credit of the issuing agency or instrumentality. U.S. government obligations generally have less credit risk than other debt obligations.
   -----------------------------------------------------------------------------

INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
The Institutional U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations, including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government securities.

PRIME MONEY MARKET FUND
The Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

INSTITUTIONAL PRIME
MONEY MARKET FUND
The Institutional Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

[GRAPHIC OF FLAG MAN OMITTED]

WHAT ARE THE MAIN RISKS OF
INVESTING IN BOSTON 1784
MONEY MARKET FUNDS?

The principal risks of investing in the Money Market Funds and the circumstances reasonably likely, in the opinion of the Adviser, to adversely affect your investment are described below. Please note that there are many other factors which could adversely affect your investment, and that could prevent a Fund from achieving its objectives, which are not described here. The principal risks are:

   [bullet] The rate of income will vary from day to day depending on short-term interest rates.

   [bullet] It is possible that a major change in interest rates or a default on a security or a repurchase agreement held by a Fund could cause the value of your investment to decline.

   [bullet] Each Money Market Fund may invest up to 5% of its total assets in zero coupon securities called STRIPS, which are the separately traded interest and principal component parts of U.S. Treasury securities. The interest-only component is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.

   [bullet] An investment in a Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   [bullet] Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PROSPECTUS

================================================================================

================================================================================
                             WHO MAY WANT TO INVEST?
================================================================================


TAX-FREE MONEY MARKET FUND
THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[bullet] are investing for a short period of time or as part of a savings plan;

[bullet] are uncomfortable with an investment that will go up and down in value;

[bullet] want to earn income exempt from federal taxes.

It is not an appropriate investment for tax-sheltered accounts such as IRAs.


U.S. TREASURY MONEY MARKET FUND
THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[bullet] are investing for a short period of time or as part of a savings plan;

[bullet] are uncomfortable with an investment that will go up and down in value;

[bullet] want the added safety of U.S. government securities.


INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS WHO:

[bullet] are investing for a short period of time;

[bullet] want the added safety of U.S. government securities.


PRIME MONEY MARKET FUND
THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[bullet] are investing for a short period of time or as part of a savings plan;

[bullet] are uncomfortable with an investment that will go up and down in value;

[bullet] are looking for higher returns than are usually available from Treasury money market funds.


INSTITUTIONAL PRIME MONEY MARKET FUND
THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS WHO:

[bullet] are investing for a short period of time;

[bullet] are looking for higher returns than are usually available from Treasury money market funds.



   None of the Money Market Funds alone provides a balanced investment plan.



PROSPECTUS

================================================================================


[GRAPHIC OF FLAGS OMITTED]

HOW HAVE THE FUNDS PERFORMED?

            The charts and tables below give an indication of the Funds' risks and performance. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of market performance.

            WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL DO IN THE FUTURE.




================================================================================
 TAX-FREE MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 - 2.71%
1995 - 3.75%
1996 - 3.25%
1997 - 3.33%

The total return for the six months ended June 30, 1998 was 1.59%.

--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          0.96%         June 30, 1995
Lowest                           0.58%         March 31, 1994
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/14/93)
Tax-Free Money Market Fund          3.33%               3.16%

IBC/Financial Data Stockbroker      3.08%               3.09%%
and General Purpose
Tax-Free Average
--------------------------------------------------------------------------------
*(SINCE 5/31/93)


================================================================================
 U.S. TREASURY MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 - 3.72%
1995 - 5.43%
1996 - 4.82%
1997 - 4.96%

The total return for the six months ended June 30, 1998 was 2.46%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          1.38%         June 30, 1995
Lowest                           0.64%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/7/93)
U.S. Treasury Money Market Fund     4.96%              4.46%

IBC/Financial Data U.S.             4.94%              4.76%*
Government & Agencies Average
--------------------------------------------------------------------------------
*(SINCE 5/31/93)

          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================


================================================================================
INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 - 4.04%
1995 - 5.69%
1996 - 5.14%
1997 - 5.30%

The total return for the six months ended June 30, 1998 was 2.62%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          1.43%         June 30, 1995
Lowest                           0.76          March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/14/93)
Institutional U.S. Treasury         5.30%              4.79%
Money Market Fund

IBC/Financial Data Government-      5.21%              5.08%*
Only Institutional-Only Average
--------------------------------------------------------------------------------
*(SINCE 5/30/93)


================================================================================
PRIME MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1992 - 3.48%
1993 - 2.72%
1994 - 3.75%
1995 - 5.49%
1996 - 5.02%
1997 - 5.14%

The total return for the six months ended June 30, 1998 was 2.52%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1992-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          1.39%         June 30, 1995
Lowest                           0.66%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                        1 YEAR       5 YEARS      LIFE OF FUND
                                                  (SINCE 6/6/91)
Prime Money             5.14%        4.36%             4.36%
Market Fund

IBC/Financial Data      5.01%        4.32%             4.89%*
First Tier Money
Market Average
--------------------------------------------------------------------------------
*(SINCE 5/31/91)



================================================================================
 INSTITUTIONAL PRIME MONEY MARKET FUND
================================================================================
The Fund began operations during 1997 and does not have a full calendar year of investment returns at the date of this prospectus. The Fund's total return for the fiscal year ended May 31, 1998 is provided in the "Financial Highlights" section of this Prospectus.

          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================

[GRAPHIC OF CALCULATOR OMITTED]
WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF BOSTON 1784 MONEY MARKET FUNDS


----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------------------
                                              TAX-FREE        U.S. TREASURY    INSTITUTIONAL U.S.       PRIME        INSTITUTIONAL
                                                MONEY             MONEY          TREASURY MONEY         MONEY         PRIME MONEY
                                             MARKET FUND       MARKET FUND         MARKET FUND       MARKET FUND      MARKET FUND

Maximum Sales Charge (Load)                     None              None                None              None             None
Imposed on Purchases

Maximum Deferred Sales Charge (Load)            None              None                None              None             None

Maximum Sales Charge (Load)                     None              None                None              None             None
Imposed on Reinvested Dividends

Redemption Fee                                  None              None                None              None             None

Exchange Fee                                    None              None                None              None             None

----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets) as a % of average net assets
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                 .40%             .40%                 .20%             .40%             .20%

Distribution (12b-1) Fees                       None              None                None              None             None

Other Expenses                                  .13%             .30%                 .13%             .30%             .22

Total Annual Fund Operating Expenses            .53%             .70%*                .33%             .70%*            .42*

----------------------------------------------------------------------------------------------------------------------------------
*Each of these Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because of a fee waiver by the Funds' Adviser. The Adviser waives a portion of its management fees in order to keep each Fund's total operating expenses at a specified level. The
Adviser may eliminate all or a part of the fee waiver at any time. With the fee waiver, the Funds' actual total annual fund operating expenses were as follows:

                 U.S. TREASURY MONEY MARKET FUND              .65%
                 PRIME MONEY MARKET FUND                      .65%
                 INSTITUTIONAL PRIME MONEY MARKET FUND        .27%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN BOSTON
1784 MONEY MARKET FUNDS TO THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE
EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A FUND FOR THE TIME PERIODS INDICATED
AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO
ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S
OPERATING EXPENSES REMAIN THE SAME AS SHOWN IN THE TABLE ABOVE. ALTHOUGH YOUR
ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON
THESE ASSUMPTIONS YOUR COSTS WOULD BE:

----------------------------------------------------------------------------------------------------------------------------------
                 TAX-FREE               U.S. TREASURY     INSTITUTIONAL U.S. TREASURY       PRIME MONEY       INSTITUTIONAL PRIME
             MONEY MARKET FUND        MONEY MARKET FUND         MONEY MARKET FUND           MARKET FUND         MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
1 year             $  54                    $  72                    $  34                     $  72                  $  43

3 years              170                      224                      106                       224                    135

5 years              296                      390                      185                       390                    235

10 years             665                      871                      418                       871                    530
----------------------------------------------------------------------------------------------------------------------------------


PROSPECTUS

BOSTON 1784 BOND FUNDS
================================================================================

SHORT-TERM INCOME FUND
INCOME FUND
U.S. GOVERNMENT MEDIUM-TERM INCOME FUND

THIS RISK/RETURN SUMMARY BRIEFLY DESCRIBES EACH BOSTON 1784 BOND FUND AND THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS. FOR FURTHER INFORMATION ON THESE FUNDS, PLEASE READ THE SECTION ENTITLED MORE ABOUT BOSTON 1784 FUNDS.


[GRAPHIC OF COMPASS OMITTED]
WHAT ARE THE FUNDS' GOALS?

SHORT-TERM INCOME FUND
The Short-Term Income Fund's goal is to provide investors with maximum current income, and, as a secondary goal, to preserve investors' capital.

INCOME FUND
The Income Fund's goal is to provide investors with maximum current income, and, as a secondary goal, to preserve investors' capital.

U.S. GOVERNMENT MEDIUM-TERM
INCOME FUND
The U.S. Government Medium-Term Income Fund's goal is to provide investors with current income consistent with preservation of capital.

   -----------------------------------------------------------------------------
   WHAT IS A BOND?
   A BOND, which is also called a DEBT SECURITY or DEBT OBLIGATION, is like a loan. The issuer of the bond, which could be the U.S. government, a corporation, or a city or state, borrows money from investors and agrees to pay back the loan amount (the PRINCIPAL) on a certain date (the MATURITY
   DATE). Usually, the issuer also agrees to pay interest on certain dates during the period of the loan. Some bonds, such as ZERO COUPON BONDS, do not pay interest, but instead pay back more at maturity than the original loan. Most bonds pay a fixed rate of interest (or income), but some bonds' interest rates may change based on market or other factors.
   -----------------------------------------------------------------------------


   -----------------------------------------------------------------------------
   WHAT DOES IT MEAN TO "PRESERVE CAPITAL"?
   CAPITAL, also called PRINCIPAL, refers to the amount of money that you invest in a fund. If you choose to have your dividends and other distributions reinvested in additional shares of a fund, the amount of the distributions will be added to your initial investment to increase the amount of your capital. If the price of the fund's shares or net asset value (NAV) increases because of increases in the value of the securities in the fund, your capital will also increase. If, however, the value of the fund's investments go down and the price of the fund's shares decreases, you will lose some of your capital. A fund that seeks to preserve capital or principal tries to maintain a stable share price so that you do not lose money.
   -----------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

SHORT-TERM INCOME FUND
The Short-Term Income Fund invests primarily in investment grade debt securities, such as corporate bonds, notes, mortgage-backed and asset-backed securities, taxable municipal securities and U.S. Treasury and government agency obligations.

The Fund may invest in Yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign borrowers. Yankee bonds may offer higher income than bonds issued by U.S. borrowers. The Fund may also invest in bonds issued by foreign issuers and payable in foreign currencies.

Under normal conditions, at least 65% of the securities will be rated A or better by a rating agency, or be of comparable quality as determined by the Adviser.

PROSPECTUS
                                        7

================================================================================

In order to limit fluctuations in share price, the Fund tries to maintain an average weighted maturity of less than three years under normal circumstances.

INCOME FUND
The Income Fund invests primarily in investment grade debt securities, including U.S. government obligations, corporate bonds and mortgage-backed and asset-backed securities.

The Fund may invest in Yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign borrowers. Yankee bonds may offer higher income than bonds issued by U.S. borrowers. The Fund may also invest in bonds issued by foreign issuers and payable in foreign currencies.

Under normal conditions, at least 65% of the securities will be rated A or better by a rating agency, or be of comparable quality as determined by the Adviser.

The Fund's average weighted maturity is normally expected to be between 7 and 30 years.

U.S. GOVERNMENT MEDIUM-TERM
INCOME FUND
The U.S. Government Medium-Term Income Fund invests primarily in short- to intermediate-term U.S. Treasury and government agency securities and both government agency and non-government agency mortgage-backed securities.

U.S. government obligations generally have less credit risk than other debt obligations.

The Fund's average weighted maturity is normally expected to be from 3 to 10 years.


[GRAPHIC OF FLAG MAN OMITTED]
WHAT ARE THE MAIN RISKS
OF INVESTING IN BOSTON 1784 BOND FUNDS?

The principal risks of investing in the Bond Funds and the circumstances reasonably likely, in the opinion of the Adviser, to adversely affect your investment are described below. As with any non-money market mutual fund, the share price of each Fund and each Fund's yield will change daily because of changes in interest rates and other market conditions and factors. You may lose money if you invest in these Funds. Please note that there are many other circumstances which could adversely affect your investment, and that could prevent a Fund from achieving its objectives, which are not described here. The principal risks of investing in the Bond Funds are:

[bullet] INTEREST RATE RISK: In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds in a Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

[bullet] CREDIT RISK: It is possible that some of the issuers will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund. Or, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

[bullet] PREPAYMENT RISK: The issuers of securities held by a Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities.

[bullet] SPECIAL RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES: The Fund will receive payments on its mortgage-backed securities that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. When a homeowner makes a prepayment, the Fund receives a larger portion of its principal investment back, which means that there will be a decrease in monthly interest payments. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

[bullet] FOREIGN SECURITIES: Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk and exposure to currency fluctuations.

[bullet] An investment in a Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PROSPECTUS

================================================================================


================================================================================
                             WHO MAY WANT TO INVEST?
================================================================================

SHORT-TERM INCOME FUND
THIS BOND FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:

[bullet] seeking current income;

[bullet] seeking a higher yield than a money market fund or a bank savings account;

[bullet] seeking more price stability than a longer-term bond fund but are able to tolerate some fluctuations in the value of their investment.


INCOME FUND
THIS BOND FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:

[bullet] seeking a higher level of current income than is available from shorter-term securities;

[bullet] able to tolerate the greater price fluctuations associated with longer-term securities and higher levels of income.

U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
THIS BOND FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:

[bullet] seeking higher levels of current income than is available from shorter-term securities or money market funds;

[bullet] seeking the added measure of protection against credit risk provided by U.S. government securities;

[bullet] able to tolerate the fluctuations in price associated with medium-term securities.


None of the Bond Funds alone provides a balanced investment plan.

PROSPECTUS

================================================================================

[GRAPHIC OF FLAGS OMITTED]
HOW HAVE THE FUNDS PERFORMED?

            The charts and tables below give an indication of the Funds' risks and performance. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of market performance.

            WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL DO IN THE FUTURE.


================================================================================
 SHORT-TERM INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1995 - 11.36%
1996 -  4.25%
1997 -  6.30%

The total return for the six months ended June 30, 1998 was 3.01%.

--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1995-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          3.31%         June 30, 1995
Lowest                          -0.27%         March 31, 1996

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 7/1/94)
Short-Term Income Fund              6.30%              6.42%

Lehman Brothers Mutual Fund         7.12%              7.18%
1-5 Year Government/Corporate
Bond Index
--------------------------------------------------------------------------------


================================================================================
 INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1995 - 17.98%
1996 -  2.60%
1997 -  7.85%

The total return for the six months ended June 30, 1998 was 3.14%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1995-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          6.34%         June 30, 1995
Lowest                          -2.42%         March 31, 1996

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 7/1/94)
Income Fund                         7.85%             7.94%

Lehman Brothers Aggregate           9.68%             9.16%
Bond Index
--------------------------------------------------------------------------------


          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================


================================================================================
 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 -  -3.78%
1995 -  15.89%
1996 -   1.98%
1997 -   8.08%

The total return for the six months ended June 30, 1998 was 3.03%.




--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          5.51%         June 30, 1995
Lowest                          -2.93%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/7/93)
U.S. Government Medium-Term         8.08%             5.43%
Income Fund

Lehman Brothers Intermediate        7.72%             5.99%
U.S. Government Bond Index
--------------------------------------------------------------------------------


          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================

[GRAPHIC OF CALCULATOR OMITTED]
WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF BOSTON 1784 BOND FUNDS


-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               U.S. GOVERNMENT
                                                      SHORT-TERM                     INCOME                      MEDIUM-TERM
                                                      INCOME FUND                     FUND                       INCOME FUND
Maximum Sales Charge (Load)                              None                         None                          None
Imposed on Purchases

Maximum Deferred Sales Charge (Load)                     None                         None                          None

Maximum Sales Charge (Load)                              None                         None                          None
Imposed on Reinvested Dividends

Redemption Fee                                           None                         None                          None

Exchange Fee                                             None                         None                          None

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets) as a % of average net assets
-------------------------------------------------------------------------------------------------------------------------------
Management Fees                                         .50%                          .74%                         .74%

Distribution (12b-1) Fees                               .25%                          .25%                         .25%

Other Expenses                                          .14%                          .12%                         .13%

Total Annual Fund Operating Expenses                    .89%*                        1.11%*                       1.12%*

-------------------------------------------------------------------------------------------------------------------------------
*Each of these Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because of fee waivers by the Funds' Adviser and Distributor. The Adviser waives a portion of its management fees in order to keep each Fund's total operating expenses at a specified level and the Distributor waives its entire Distribution Fee. The
Adviser and the Distributor may eliminate all or a part of the fee waivers at any time. With these fee waivers, the Funds' actual total annual operating expenses were as follows:

                SHORT-TERM INCOME FUND                              .64%
                INCOME FUND                                         .80%
                U.S. GOVERNMENT MEDIUM-TERM INCOME FUND             .80%

---------------------------------------------------------------------------------------------------------------------------
EXAMPLE
---------------------------------------------------------------------------------------------------------------------------

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN BOSTON
1784 BOND FUNDS TO THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
ASSUMES THAT YOU INVEST $10,000 IN A FUND FOR THE TIME PERIODS INDICATED AND
THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO
ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S
OPERATING EXPENSES REMAIN THE SAME AS SHOWN IN THE TABLE ABOVE. ALTHOUGH YOUR
ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON
THESE ASSUMPTIONS YOUR COSTS WOULD BE:

---------------------------------------------------------------------------------------------------------------------------
                               SHORT-TERM                         INCOME FUND                      U.S. GOVERNMENT
                               INCOME FUND                                                     MEDIUM-TERM INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
1 year                         $     91                           $   113                            $   114

3 years                             284                               353                                356

5 years                             493                               612                                617

10 years                          1,096                             1,352                              1,363
---------------------------------------------------------------------------------------------------------------------------



PROSPECTUS

BOSTON 1784 TAX-EXEMPT INCOME FUNDS
================================================================================

TAX-EXEMPT MEDIUM-TERM INCOME FUND
CONNECTICUT TAX-EXEMPT INCOME FUND
FLORIDA TAX-EXEMPT INCOME FUND
MASSACHUSETTS TAX-EXEMPT INCOME FUND
RHODE ISLAND TAX-EXEMPT INCOME FUND

THIS RISK/RETURN SUMMARY BRIEFLY DESCRIBES EACH BOSTON 1784 TAX-EXEMPT INCOME FUND AND THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS. FOR FURTHER INFORMATION ON THESE FUNDS, PLEASE READ THE SECTION ENTITLED MORE ABOUT BOSTON 1784 FUNDS.

[GRAPHIC OF COMPASS OMITTED]
WHAT ARE THE FUNDS' GOALS?

TAX-EXEMPT MEDIUM-TERM INCOME FUND
The Tax-Exempt Medium-Term Income Fund's goal is to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

CONNECTICUT TAX-EXEMPT INCOME FUND
The Connecticut Tax-Exempt Income Fund's goal is to provide investors with current income exempt from both federal and Connecticut personal income tax. Preservation of capital is a secondary goal.

FLORIDA TAX-EXEMPT INCOME FUND
The Florida Tax-Exempt Income Fund's goal is to provide investors with current income exempt from federal income tax through Fund shares which are exempt from Florida intangible personal property tax. Preservation of capital is a secondary goal.

MASSACHUSETTS TAX-EXEMPT
INCOME FUND
The Massachusetts Tax-Exempt Income Fund's goal is to provide investors with current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.

RHODE ISLAND TAX-EXEMPT INCOME FUND
The Rhode Island Tax-Exempt Income Fund's goal is to provide investors with current income exempt from federal income tax and Rhode Island personal income and business corporation taxes. Preservation of capital is a secondary goal.

   -----------------------------------------------------------------------------
   WHAT ARE MUNICIPAL SECURITIES?
   MUNICIPAL SECURITIES are debt obligations of states, cities, towns, and other political subdivisions, agencies or public authorities that pay interest that is exempt from federal income tax. Municipal securities also include debt obligations of other qualifying issuers such as Puerto Rico, Guam, the Virgin Islands and Native American Tribes. Municipal securities are often issued to raise money for public services and projects such as schools, hospitals and public transportation systems. Some municipal securities (for example, INDUSTRIAL DEVELOPMENT BONDS) may be backed by private companies and used to provide financing for corporate facilities or other private projects. In most states, municipal securities issued by entities within the state are also exempt from that state's taxes. Municipal securities may be in the form of BONDS, NOTES and COMMERCIAL PAPER, may have a fixed or floating rate of interest, or be issued as ZERO COUPON BONDS.
   -----------------------------------------------------------------------------


[GRAPHIC OF CHESS PIECE OMITTED]
WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?


TAX-EXEMPT MEDIUM-TERM INCOME FUND
The Tax-Exempt Medium-Term Income Fund invests primarily in a diversified portfolio of municipal securities.

The Fund may also invest in limited amounts in debt securities that pay interest that is not exempt from federal tax, such as U.S. government obligations, corporate bonds, money market instruments and repurchase agreements.

PROSPECTUS

================================================================================

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In an effort to preserve capital and lessen credit risk, the Fund invests primarily in investment grade securities, and generally invests in securities rated A or better. Certain securities held by the Fund may be covered by municipal bond insurance. The average weighted maturity of the debt securities in the Fund is normally expected to be from 5 to 10 years.

   -----------------------------------------------------------------------------
   WHAT ARE INVESTMENT GRADE SECURITIES?
   INVESTMENT GRADE SECURITIES are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA OR AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service.
   -----------------------------------------------------------------------------

CONNECTICUT TAX-EXEMPT INCOME FUND
The Connecticut Tax-Exempt Income Fund invests primarily in municipal securities that pay interest that is exempt from federal income tax and Connecticut personal income tax. Issuers of these securities are generally located in Connecticut.

The Fund may also invest in limited amounts in municipal securities that are exempt from federal income tax, but not exempt from Connecticut taxes, as well as taxable debt securities such as U.S. government obligations, corporate bonds, money market instruments and repurchase agreements.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

The Fund invests primarily in investment grade securities, and generally invests in securities rated A or better. Certain securities held by the Fund may be covered by municipal bond insurance. The average weighted maturity of the debt securities held by the Fund is normally expected to be from 5 to 10 years.

FLORIDA TAX-EXEMPT INCOME FUND
The Florida Tax-Exempt Income Fund invests primarily in municipal securities that pay interest that is exempt from federal income tax and that are exempt from Florida intangible personal property tax. Issuers of these securities are generally located in Florida.

The Fund may also invest in limited amounts in municipal securities that are exempt from federal income tax, but not exempt from Florida taxes, as well as taxable debt securities such as U.S. government obligations, corporate bonds, money market instruments and repurchase agreements.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

The Fund invests primarily in investment grade securities, and generally invests in securities rated A or better. Certain securities held by the Fund may be covered by municipal bond insurance. The average weighted maturity of the debt securities held by the Fund is normally expected to be from 5 to 10 years.

MASSACHUSETTS TAX-EXEMPT INCOME FUND
The Massachusetts Tax-Exempt Income Fund invests primarily in municipal securities that pay interest that is exempt from federal income tax and Massachusetts personal income tax. Issuers of these securities are generally located in Massachusetts.

The Fund may also invest in limited amounts in municipal securities that are exempt from federal income tax, but not exempt from Massachusetts taxes, as well as taxable debt securities such as U.S. government obligations, corporate bonds, money market instruments and repurchase agreements.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

The Fund invests primarily in investment grade securities, and generally invests in securities rated A or better. Certain securities held by the Fund may be covered by municipal bond insurance. The average weighted maturity of the debt securities held by the Fund is normally expected to be from 5 to 10 years.

RHODE ISLAND TAX-EXEMPT INCOME FUND
The Rhode Island Tax-Exempt Income Fund invests primarily in municipal securities that pay interest that is exempt from federal income tax, and Rhode Island personal income and business corporation taxes. Issuers of these securities are generally located in Rhode Island.

PROSPECTUS

================================================================================

The Fund may also invest in limited amounts in municipal securities that are exempt from federal income tax, but not exempt from Rhode Island taxes, as well as taxable debt securities such as U.S. government obligations, corporate bonds, money market instruments and repurchase agreements.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

The Fund invests primarily in investment grade securities, and generally invests in securities rated A or better. Certain securities held by the Fund may be covered by municipal bond insurance. The average weighted maturity of the debt securities held by the Fund is normally expected to be from 5 to 10 years.


[GRAPHIC OF FLAG MAN OMITTED]
WHAT ARE THE MAIN RISKS
OF INVESTING IN BOSTON 1784 TAX-EXEMPT INCOME FUNDS?

The principal risks of investing in the Tax-Exempt Income Funds and the circumstances reasonably likely, in the opinion of the Adviser, to adversely affect your investment are described below. As with any non-money market mutual fund, the share price of each Fund and each Fund's yield will change daily based on changes in interest rates and other market conditions and factors. You may lose money if you invest in these Funds. Please note that there are many other circumstances which could adversely affect your investment, and that could prevent a Fund from achieving its objectives, which are not described here. The principal risks of investing in the Tax-Exempt Income Funds are:

[BULLET] INTEREST RATE RISK: In general, the prices of municipal securities and other debt securities rise when interest rates fall and fall when interest rates rise. Longer term obligations and zero coupon bonds are usually more sensitive to interest rate changes than shorter term obligations. Generally, the longer the average maturity of the bonds in a Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

[BULLET] CREDIT RISK: Although the Funds invest primarily in investment grade securities, these securities may have some credit risk. It is possible that some of the issuers will not make payments on the municipal or other debt securities held by the Fund or there could be defaults on repurchase agreements held by a Fund. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. An adverse change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

[BULLET] MUNICIPAL MARKET RISK: There are special factors which may affect the value of municipal securities and, as a result, a Fund's share price. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities.

[BULLET] PREPAYMENT RISK: The issuers of securities held by a Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

[BULLET] LACK OF DIVERSIFICATION: The Connecticut, Florida, Massachusetts and
         Rhode Island Funds are not diversified, which means that they may invest a relatively high percentage of their assets in the obligations of a limited number of issuers. As a result, these Funds may be more susceptible to any single economic, political or regulatory occurrence. These Funds are also particularly susceptible to events affecting issuers in their particular states. You should consider the greater risk of investing in these single state Funds compared to more diversified mutual funds.

[BULLET] FUTURES AND OPTIONS ON FUTURES: Although the Tax-Exempt Income Funds will use futures and options on futures for hedging purposes only, the hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a Fund or if the strategy does not correlate well with the Fund's investments. The use of futures and options on futures, which are commonly referred to as derivatives, may produce a loss for the Fund, even when used only for hedging purposes.

[BULLET] WHEN-ISSUED SECURITIES: Each of the Funds may enter into agreements to purchase debt securities before the securities have been issued. The Fund takes a risk that the market value of these securities will decline before the securities are delivered to the Fund.

[BULLET] An investment in the Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PROSPECTUS

================================================================================


================================================================================
                             WHO MAY WANT TO INVEST?
================================================================================


TAX-EXEMPT MEDIUM-TERM INCOME FUND
THIS TAX-EXEMPT INCOME FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:
[Bullet] seeking current income that is exempt from federal income tax; [Bullet] seeking a higher tax-equivalent yield than is available from shorter-term tax-exempt securities or money market funds;
[Bullet] able to tolerate moderate risk and some fluctuation in share price.

CONNECTICUT TAX-EXEMPT INCOME FUND
THIS TAX-EXEMPT INCOME FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:
[Bullet] seeking current income that is exempt from federal income tax and
         Connecticut personal income tax;
[Bullet] seeking a higher tax-equivalent yield than is available from shorter-term tax-exempt securities or money market funds;
[Bullet] able to tolerate moderate risk and some fluctuation in share price.

FLORIDA TAX-EXEMPT INCOME FUND
THIS TAX-EXEMPT INCOME FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:
[Bullet] seeking current income that is exempt from federal income tax through an investment that is exempt from Florida intangible personal property tax;
[Bullet] seeking a higher tax-equivalent yield than is available from shorter-
         term tax-exempt securities or money market funds;
[Bullet] able to tolerate moderate risk and some fluctuation in share price.

MASSACHUSETTS TAX-EXEMPT INCOME FUND
THIS TAX-EXEMPT INCOME FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:
[Bullet] seeking current income that is exempt from federal income tax and
         Massachusetts personal income tax;
[Bullet] seeking a higher tax-equivalent yield than is available from shorter-
         term tax-exempt securities or money market funds;
[Bullet] able to tolerate moderate risk and some fluctuation in share price.

RHODE ISLAND TAX-EXEMPT INCOME FUND
THIS TAX-EXEMPT INCOME FUND MAY BE APPROPRIATE FOR INVESTORS WHO ARE:
[Bullet] seeking current income that is exempt from federal income tax and Rhode
         Island personal income and business corporation taxes;
[Bullet] seeking higher levels of tax-equivalent yield than is available from shorter-term tax-exempt securities or money market funds;
[Bullet] able to tolerate moderate risk and some fluctuation in share price.

The Tax-Exempt Funds are not an appropriate investment for tax-sheltered accounts such as IRAs. None of these Funds alone provides a balanced investment plan.

PROSPECTUS

================================================================================

[GRAPHIC OF FLAGS OMITTED]
HOW HAVE THE FUNDS PERFORMED?

            The charts and tables below give an indication of the Funds' risks and performance. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of market performance.

            WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN
            INDICATION OF HOW A FUND WILL DO IN THE FUTURE.


================================================================================
 TAX-EXEMPT MEDIUM-TERM INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 -  -3.02%
1995 -  14.31%
1996 -   4.20%
1997 -   9.10%

The total return for the six months ended June 30, 1998 was 2.66%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          5.39%         March 31, 1995
Lowest                          -4.20%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/14/93)
Tax-Exempt Medium-Term              9.10%             6.68%
Income Fund

Lehman Brothers 7-Year              7.69%             6.29*
Municipal Bond Index
--------------------------------------------------------------------------------
*(SINCE 5/31/93)



================================================================================
 CONNECTICUT TAX-EXEMPT INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1995 - 14.66%
1996 -  3.63%
1997 -  8.53%

The total return for the six months ended June 30, 1998 was 3.05%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1995-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          5.91%         March 31, 1995
Lowest                          -1.25%         March 31, 1996

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 8/1/94)
Connecticut Tax-Exempt              8.53%             7.43%
Income Fund

Lehman Brothers 7-Year              7.69%             7.12%*
Municipal Bond Index
--------------------------------------------------------------------------------
*(SINCE 7/31/94)


          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================

================================================================================
FLORIDA TAX-EXEMPT INCOME FUND
================================================================================
The Fund began operations during 1997 and, as a result, does not have a full calendar year of investment returns at the date of this Prospectus. The Fund's total return for the fiscal year ended May 31, 1998 is provided in the "Financial Highlights" section of this Prospectus.


================================================================================
 MASSACHUSETTS TAX-EXEMPT INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 -  -5.45%
1995 -  13.73%
1996 -   3.32%
1997 -   8.89%

The total return for the six months ended June 30, 1998 was 2.44%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          5.45%         March 31, 1995
Lowest                          -5.15%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/14/93)
Massachusetts Tax-Exempt            8.89%             5.83%
Income Fund

Lehman Brothers 7-Year              7.69%             6.29%*
Municipal Bond Index
--------------------------------------------------------------------------------
*(SINCE 5/31/93)



================================================================================
 RHODE ISLAND TAX-EXEMPT INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1995 - 14.13%
1996 - 4.65%
1997 - 8.28%

The total return for the six months ended June 30, 1998 was 2.48%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1995-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          5.66%         March 31, 1995
Lowest                          -0.98%         March 31, 1996

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 8/1/94)
Rhode Island Tax-Exempt             8.28%             7.18%
Income Fund

Lehman Brothers 7-Year              7.69%             7.12%
Municipal Bond Index
--------------------------------------------------------------------------------

          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================

[GRAPHIC OF CALCULATOR OMITTED]
WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF BOSTON 1784 TAX-EXEMPT INCOME FUNDS


----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------------------
                                             TAX-EXEMPT         CONNECTICUT          FLORIDA        MASSACHUSETTS    RHODE ISLAND
                                             MEDIUM-TERM        TAX-EXEMPT         TAX-EXEMPT        TAX-EXEMPT       TAX-EXEMPT
                                             INCOME FUND        INCOME FUND        INCOME FUND       INCOME FUND      INCOME FUND
Maximum Sales Charge (Load)                     None               None               None              None             None
Imposed on Purchases

Maximum Deferred Sales Charge (Load)            None               None               None              None             None

Maximum Sales Charge (Load)                     None               None               None              None             None
Imposed on Reinvested Dividends

Redemption Fee                                  None               None               None              None             None

Exchange Fee                                    None               None               None              None             None

----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets) as a % of average net assets
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                 .74%               .74%               .74%              .74%             .74%

Distribution (12b-1) Fees                       .25%               .25%               .25%              .25%             .25%

Other Expenses                                  .13%               .15%               .20%              .15%             .17%

Total Annual Fund Operating Expenses           1.12%*             1.14%*             1.19%*            1.14%*           1.16%*

----------------------------------------------------------------------------------------------------------------------------------
*Each of these Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because of fee waivers by the Funds' Adviser and Distributor. The Adviser waives a portion of its management fees in order to keep each Fund's total operating expenses at a specified level and the Distributor waives its entire Distribution Fee. The
Adviser and the Distributor may eliminate all or a part of the fee waivers at any time. With the fee waivers, the Funds' actual total annual operating expenses were as follows:

          TAX-EXEMPT MEDIUM-TERM INCOME FUND               .80%      MASSACHUSETTS TAX-EXEMPT INCOME FUND             .80%
          CONNECTICUT TAX-EXEMPT INCOME FUND               .80%      RHODE ISLAND TAX-EXEMPT INCOME FUND              .80%
          FLORIDA TAX-EXEMPT INCOME FUND                   .80%

----------------------------------------------------------------------------------------------------------------------------------
EXAMPLE
----------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN BOSTON
1784 TAX-EXEMPT INCOME FUNDS TO THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE
EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A FUND FOR THE TIME PERIODS INDICATED
AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO
ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S
OPERATING EXPENSES REMAIN THE SAME AS SHOWN IN THE TABLE ABOVE. ALTHOUGH YOUR
ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON
THESE ASSUMPTIONS YOUR COSTS WOULD BE:

----------------------------------------------------------------------------------------------------------------------------------
         TAX-EXEMPT MEDIUM-         CONNECTICUT TAX-            FLORIDA TAX-          MASSACHUSETTS TAX-        RHODE ISLAND TAX-
          TERM INCOME FUND         EXEMPT INCOME FUND        EXEMPT INCOME FUND       EXEMPT INCOME FUND       EXEMPT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
1 year         $   114                   $   116                  $   121               $   116                    $   118

3 years            356                       362                      378                   362                        368

5 years            617                       628                      654                   628                        638

10 years         1,363                     1,386                    1,443                 1,386                      1,409
----------------------------------------------------------------------------------------------------------------------------------


PROSPECTUS

BOSTON 1784 STOCK FUNDS
================================================================================

ASSET ALLOCATION FUND
GROWTH AND INCOME FUND
GROWTH FUND
INTERNATIONAL EQUITY FUND

THIS RISK/RETURN SUMMARY BRIEFLY DESCRIBES EACH BOSTON 1784 STOCK FUND AND THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS. FOR FURTHER INFORMATION ON THESE FUNDS, PLEASE READ THE SECTION ENTITLED MORE ABOUT BOSTON 1784 FUNDS.

[GRAPHIC OF COMPASS OMITTED]
WHAT ARE THE FUNDS' GOALS?

ASSET ALLOCATION FUND
The Asset Allocation Fund's goal is to provide investors with a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.

GROWTH AND INCOME FUND
The Growth and Income Fund's primary goal is to provide investors with long-term growth of capital with a secondary goal of income.

GROWTH FUND
The Growth Fund's primary goal is to provide investors with capital appreciation. Dividend income, if any, is incidental to this goal.

INTERNATIONAL EQUITY FUND
The International Equity Fund's goal is to provide investors with long-term growth of capital. Dividend income, if any, is incidental to this goal.

   -----------------------------------------------------------------------------
   WHAT IS CAPITAL APPRECIATION?
   A Fund that seeks CAPITAL APPRECIATION or GROWTH OF CAPITAL tries to increase the value of your investment. CAPITAL, also called PRINCIPAL, refers to the amount of money that you invest in a fund. If the price of the fund's shares or net asset value (NAV) goes up due to an increase in the value of the securities in the fund, your capital will also grow or appreciate. If, however, the price of the fund's shares decreases due to a decline in the value of securities in the fund, you will lose some of your capital. If you choose to have your dividends and other distributions reinvested in additional shares of a fund, the amount of the distributions will be added to your initial investment and increase the amount of your capital.
   -----------------------------------------------------------------------------

[GRAPHIC OF CHESS PIECE OMITTED]
WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

ASSET ALLOCATION FUND
The Asset Allocation Fund invests in a carefully balanced mix of equity and debt securities and money market instruments.

The Fund's equity securities include the stock of large U.S. companies, and from time to time, mid-sized domestic companies and large, multi-national companies based outside of the United States.

The Fund's debt securities include investment grade debt obligations such as U.S. government securities, corporate bonds and mortgage-backed and asset-backed securities.

The Fund's portfolio managers decide what percentage of the Fund's assets will be invested in debt, equity and money market securities based on the managers' judgment of various economic factors. The Fund expects that normally:

[BULLET] 30% to 70% of its assets will be invested in equity securities; [BULLET] 30% to 60% of its assets will be invested in intermediate- and long-term debt obligations;
[BULLET] up to 40% of its assets may be invested in short-term debt and money market instruments.

GROWTH AND INCOME FUND
The Growth and Income Fund invests primarily in the common stock of established U.S. and foreign companies where the Adviser believes there is opportunity for growth.

When investing in U. S. companies, the Fund principally invests in companies with a market capitalization of at least $1 billion, although the Fund also invests in companies with smaller capitalizations. While the established companies in which the Fund primarily invests are more likely than less established companies to provide the Fund with dividend income, the principal focus in the selection of securities for the Fund is growth potential, consistent with the Fund's primary objective.

PROSPECTUS

================================================================================

When investing in foreign companies, the Fund may also invest in smaller companies and companies located in developing countries.

In addition to common stocks, the Fund may invest in other securities, including convertible debt securities and preferred stock. The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

   -----------------------------------------------------------------------------
   WHAT IS CAPITALIZATION?
   CAPITALIZATION or MARKET CAPITALIZATION is the total value of a company's stock in the marketplace or on a stock exchange. For example, a company that has issued one million shares that are currently selling for $50 per share would have a capitalization of $50,000,000.
   -----------------------------------------------------------------------------


GROWTH FUND
The Growth Fund invests primarily in the common stock of U.S. and foreign companies which the Adviser believes have above-average growth potential.

When investing in U. S. companies, the Fund principally invests in companies with a market capitalization of at least $250 million, although the Fund also invests in companies with smaller capitalizations. Companies with capitalizations of less than $1 billion are generally considered to have small capitalizations.

When investing in foreign companies, the Fund may also invest in smaller companies and in companies located in developing countries.

In addition to common stocks, the Fund may invest in other securities, including convertible debt securities and preferred stock. The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

INTERNATIONAL EQUITY FUND
The International Equity Fund invests primarily in stocks and other equity interests issued by foreign companies. The Fund seeks to invest in a number of countries with different economic characteristics and may invest in developing countries.

The Fund may also invest in other securities, including non-convertible debt securities and money market instruments. The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.


[GRAPHIC OF FLAG MAN OMITTED]
WHAT ARE THE MAIN RISKS
OF INVESTING IN BOSTON 1784 STOCK FUNDS?

The principal risks of investing in the Stock Funds and the circumstances reasonably likely, in the opinion of the Adviser, to adversely affect your investment are described below. As with any non-money market mutual fund, the share price of each Fund will change daily based on market conditions and other factors. You may lose money if you invest in these Funds. Please note that there are many other circumstances which could adversely affect your investment, and that could prevent a Fund from achieving its objectives, which are not described here. The principal risks of investing in the Stock Funds are:

[Bullet] MARKET RISK: This is the risk that the price of a security will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation.

[Bullet] SMALLER COMPANIES: The securities of smaller companies may have more risks than those of larger companies--they may be more susceptible to market downturns and their prices may be more volatile.

[Bullet] FOREIGN SECURITIES: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

         [Bullet] These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         [Bullet] Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

PROSPECTUS

================================================================================

[Bullet] Foreign markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Funds. Equity securities traded in certain foreign countries may trade at high price-earnings multiples that are unsustainable.

[Bullet] Since foreign securities often trade in currencies other than the U.S.
         dollar, changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund.

[Bullet] Each of the Stock Funds may invest in issuers located in developing countries.

         [Bullet] Developing countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income.

         [Bullet] All of the risks of investing in foreign securities are heightened by investing in developing countries.

         [Bullet] The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and greater risks, to investors.

[Bullet] INTEREST RATE RISK: In general, the prices of debt securities rise when interest rates fall and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes.

[Bullet] CREDIT RISK: It is possible that some issuers will not make payments on debt obligations held by a Fund. Or, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

[Bullet] PREPAYMENT RISK: The issuers of securities held by a Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities.

[Bullet] SPECIAL CHARACTERISTICS OF CONVERTIBLE SECURITIES: Convertible securities are subject to the market risk of stocks, while also subject to interest rate risk and the credit risk of the issuers. Call provisions may allow the issuer to repay the debt before it matures.

[Bullet] An investment in a Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



PROSPECTUS

================================================================================


================================================================================
                             WHO MAY WANT TO INVEST?
================================================================================


ASSET ALLOCATION FUND
THE ASSET ALLOCATION FUND MAY BE APPROPRIATE FOR LONG-TERM INVESTORS WHO ARE:
[Bullet] seeking a balanced investment program;
[Bullet] seeking protection against inflation;
[Bullet] able to tolerate a substantial loss in the value of their investment.


GROWTH AND INCOME FUND
THIS STOCK FUND MAY BE APPROPRIATE FOR LONG-TERM INVESTORS WHO ARE:
[Bullet] seeking high long-term growth;
[Bullet] able to tolerate a substantial loss in the value of their investment.


GROWTH FUND
THIS STOCK FUND MAY BE APPROPRIATE FOR LONG-TERM INVESTORS WHO ARE:
[Bullet] seeking high long-term growth;
[Bullet] able to tolerate a substantial loss in the value of their investment; [Bullet] able to tolerate the additional risks of investing in smaller companies;
[Bullet] not seeking income.


INTERNATIONAL EQUITY FUND
THIS STOCK FUND MAY BE APPROPRIATE FOR LONG-TERM INVESTORS WHO ARE:
[Bullet] seeking high long-term growth;
[Bullet] looking for exposure in the international markets and able to tolerate the additional risks associated with these markets;
[Bullet] able to tolerate a substantial loss in the value of their investments; [Bullet] not seeking income.

None of the Stock Funds alone (except for the Asset Allocation Fund) provides a balanced investment plan.

PROSPECTUS

================================================================================

[GRAPHIC OF FLAGS OMITTED]
HOW HAVE THE FUNDS PERFORMED?

            The charts and tables below give an indication of the Funds' risks and performance. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of market performance.

            WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL DO IN THE FUTURE.


================================================================================
 ASSET ALLOCATION FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 -  -0.65%
1995 -  29.55%
1996 -  10.48%
1997 -  20.74%

The total return for the six months ended June 30, 1998 was 9.40%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          10.79%        June 30, 1997
Lowest                           -3.33%        March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/14/93)
Asset Allocation Fund               20.74%            13.07%

S&P 500 Composite Index             33.36%            21.39%*

Lehman Brothers                      9.68%             6.86%
Aggregate Bond Index
--------------------------------------------------------------------------------
*(SINCE 6/11/93)

The table above compares the average annual return of the Fund, which holds a mix of stocks, bonds and other debt securities, to an unmanaged stock index and an unmanaged bond index for the periods indicated.


================================================================================
 GROWTH AND INCOME FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1994 -  -0.18%
1995 -  30.56%
1996 -  23.63%
1997 -  19.66%

The total return for the six months ended June 30, 1998 was 19.93%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          13.03%        June 30, 1997
Lowest                           -3.63%        June 30, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 6/7/93)
Growth and Income Fund              19.66%            17.34%

S&P 500 Composite Index             33.36%            21.14%*
--------------------------------------------------------------------------------
*(SINCE 6/4/93)

PROSPECTUS

================================================================================


================================================================================
 GROWTH FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1997 - 13.92%

The total return for the six months ended June 30, 1998 was 4.95%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1997)
--------------------------------------------------------------------------------

                                           QUARTER ENDING
Highest                    14.46%          September 30, 1997
Lowest                     -7.07%          December 31, 1997

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                         1 YEAR             LIFE OF FUND
                                                            (SINCE 3/28/96)
Growth Fund                              13.92%                 17.98%

Russell 2000 Index                       22.36%                 19.32%
--------------------------------------------------------------------------------


================================================================================
 INTERNATIONAL EQUITY FUND
================================================================================
TOTAL RETURN
(per calendar year)

[bar graph omitted] plot points as follows.

1995 -  13.34%
1996 -  13.68%
1997 -  -0.92%

The total return for the six months ended June 30, 1998 was 15.13%.


--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1995-1997)
--------------------------------------------------------------------------------
                                           QUARTER ENDING
Highest                       12.12%       June 30, 1997
Lowest                         -9.42%      December 31, 1997

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR        LIFE OF FUND
                                                  (SINCE 1/2/95)
International Equity Fund           -0.92%             8.47%

Morgan Stanley MSCI EAFE Index      1.78%              6.28%*
--------------------------------------------------------------------------------
*(SINCE 12/31/94)

PROSPECTUS

================================================================================

[GRAPHIC OF CALCULATOR OMITTED]
WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF BOSTON 1784 STOCK FUNDS


-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------------------------
                                                      ASSET              GROWTH AND             GROWTH          INTERNATIONAL
                                                 ALLOCATION FUND         INCOME FUND             FUND            EQUITY FUND
Maximum Sales Charge (Load)                           None                  None                 None               None
Imposed on Purchases

Maximum Deferred Sales Charge (Load)                  None                  None                 None               None

Maximum Sales Charge (Load)                           None                  None                 None               None
Imposed on Reinvested Dividends

Redemption Fee                                        None                  None                 None               None

Exchange Fee                                          None                  None                 None               None

-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets) as a % of average net assets
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                                       .74%                  .74%                 .74%               1.00%

Distribution (12b-1) Fees                             .25%                  .25%                 .25%                .25%

Other Expenses                                        .24%                  .16%                 .17%                .24

Total Annual Fund Operating Expenses                 1.23%*                1.15%*               1.16%*              1.49%*

-----------------------------------------------------------------------------------------------------------------------------
*Each of these Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Funds'
Distributor waives its entire Distribution Fee. The Distributor may eliminate all or a part of the fee waiver at any time. With the fee waiver, the Funds'
actual total annual operating expenses were as follows:

                      ASSET ALLOCATION FUND                        .98%
                      GROWTH AND INCOME FUND                       .90%
                      GROWTH FUND                                  .91%
                      INTERNATIONAL EQUITY FUND                   1.24%

-----------------------------------------------------------------------------------------------------------------------------
EXAMPLE
-----------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN BOSTON
1784 STOCK FUNDS TO THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
ASSUMES THAT YOU INVEST $10,000 IN A FUND FOR THE TIME PERIODS INDICATED AND
THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO
ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S
OPERATING EXPENSES REMAIN THE SAME AS SHOWN IN THE TABLE ABOVE. ALTHOUGH YOUR
ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON
THESE ASSUMPTIONS YOUR COSTS WOULD BE:

-----------------------------------------------------------------------------------------------------------------------------
                                   ASSET                  GROWTH AND                   GROWTH                    INTERNATIONAL
                              ALLOCATION FUND             INCOME FUND                   FUND                      EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
1 year                          $   125                    $   117                   $   118                       $   152

3 years                             390                        365                       368                           471

5 years                             676                        633                       638                           813

10 years                          1,489                      1,398                     1,409                         1,779
-----------------------------------------------------------------------------------------------------------------------------


PROSPECTUS

SHAREHOLDER SERVICES
================================================================================

This section describes how to do business with the Funds and the services that are available to shareholders.

HOW TO REACH THE FUNDS
BY TELEPHONE         1-800-BKB-1784
                     Call for account or Fund information
                     Monday through Friday 8 a.m. to 8 p.m.
                     or Saturday and Sunday 9 a.m.
                     to 4 p.m. (Eastern time).

BY REGULAR MAIL      Boston 1784 Funds
                     P.O. Box 8524
                     Boston, MA 02266-8524

BY OVERNIGHT         Boston 1784 Funds
COURIER              c/o Boston Financial Data Services
                     2 Heritage Drive
                     North Quincy, MA 02171

TYPES OF ACCOUNTS
If you are investing in the Funds for the first time, you will need to establish an account. You may establish the following types of accounts by completing an account application. To obtain an application, call 1-800-BKB-1784.

[Bullet] INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners. The Funds will treat any individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares of a Fund without notice to the other owners, except that for any transaction requiring a signature guarantee, the signature guarantee of each account owner is required.

[Bullet] GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). A UGMA (Uniform Gifts to
         Minors Act) or UTMA (Uniform Transfers to Minors Act) account is maintained by a custodian for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

[Bullet] TRUST. A trust can open an account. The name of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

[Bullet] CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. The application and resolution form must be signed by a general partner of the partnership or an authorized officer of the corporation or other legal entity.

[Bullet] RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account. BankBoston offers a number of retirement plans through which Fund shares may be purchased. Call 1-800-BKB-1784 for more information.

HOW TO OPEN AN ACCOUNT
Complete and sign the appropriate account application. Please be sure to provide your social security or taxpayer identification number on the application. Make your check payable to Boston 1784 Funds. Send all items to one of the following addresses:

BY REGULAR MAIL      Boston 1784 Funds
                     P.O. Box 8524
                     Boston, MA 02266-8524

BY OVERNIGHT         Boston 1784 Funds
COURIER              c/o Boston Financial Data Services
                     2 Heritage Drive
                     North Quincy, MA 02171

You may also purchase shares through certain financial institutions, including BankBoston. These institutions may have their own procedures for buying and selling shares, and may charge fees. Contact your financial institution for more information.

HOW TO PURCHASE SHARES
Shares of the Funds are sold on a continuous basis and may be purchased from the Distributor or a broker-dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays.

Each Fund's share price, called net asset value per share, is calculated every business day. Each Fund's shares are sold without a sales charge. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor. For information on how shares are priced, please see "Pricing of Fund Shares" below.

For the U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund and Institutional Prime Money Market Fund, the Distributor must receive payment by wire transfer or other immediately available Funds by the close of business on the day your order is received and accepted. For the other Money Market Funds, your investment is considered received when your check is converted into immediately available funds. This normally happens within two business days. On days when the financial markets close early, such as

PROSPECTUS

================================================================================

the day after Thanksgiving and Christmas Eve, purchase orders for the U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund and Institutional Prime Money Market Fund must be received by 12 noon.

NEW PURCHASES. If you are new to the Funds, complete and sign an account application and mail it along with your check. To establish the telephone purchase option on your new account, complete the "Telephone Privilege Authorization" section on the application and attach a check or savings withdrawal slip from your bank account which you have "voided" by writing the word "VOID" across the front.

If you wish to open an account by debiting your checking or savings account, please attach a "voided" check or savings withdrawal slip, and complete the "Electronic Transfer and Bank Wire" section of the application.

If you are investing through a tax-sheltered retirement plan for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-BKB-1784 for more information.

ADDITIONAL PURCHASES. If you already have money invested in a Fund, you can invest additional money in that Fund in the following ways:

   BY MAIL. Complete the remittance slip attached to the bottom of your confirmation statement. If your investment is in a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed above under "How To Open An Account."

   BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, the Funds will automatically deduct money from your predesignated bank account for the desired amount. If you have not established the telephone purchase option, call 1-800-BKB-1784 to request the appropriate form.

   BY WIRE. Purchases may also be made by wiring money from your bank account to your Boston 1784 Fund account. Each time you wish to send a wire, you must call 1-800-BKB-1784 to receive wiring instructions before you send money.

AUTOMATIC INVESTMENT PROGRAM. Automatic investing is an easy way to add to your account on a regular basis. Boston 1784 Funds offer an automatic investment plan to help you achieve your financial goals as simply and conveniently as possible. Please note that minimum purchase amounts apply. Call 1-800-BKB-1784 for information.

PAYING FOR SHARES. Please note the following:

[Bullet] Purchases may be made by check, wire transfer and electronic transfer.

[Bullet] All purchases must be made in U.S. dollars.

[Bullet] Checks must be drawn on U.S. banks and must be payable to Boston 1784
         Funds. Checks that are not made payable directly to Boston 1784 Funds ("third party checks") are not accepted.

[Bullet] Cash and credit card checks are not accepted.

[Bullet] If a check does not clear your bank, the Funds reserve the right to cancel the purchase.

[Bullet] If the Funds are unable to debit your predesignated bank account on the day you purchase shares, they may make additional attempts or cancel the purchase.

If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. The Funds have the authority to redeem shares in your account(s) to cover any losses due to changes in share price. The Funds reserve the right to reject any specific purchase request.

MINIMUM INVESTMENTS. The following minimums apply unless they are waived by the Distributor.

   To open an account                             $1,000.00*
      For tax-sheltered retirement plans             250.00

   To add to an account                              250.00**
      Through automatic investment plans              50.00

   Minimum account balance                         1,000.00*
      For tax-sheltered retirement plans             250.00

* $100,000 for the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund

**$5,000 for the Institutional U.S. Treasury Money Market Fund and the
  Institutional Prime Money Market Fund

HOW TO SELL SHARES
Selling your shares in a Fund is called a "redemption" because the Fund buys back its shares. On any business day, you may sell (redeem) all or a portion of your shares. If your redemption request is over $100,000, you will need a signature guarantee (see below). If the shares being sold were recently purchased by check, telephone or through an automatic investment program, the Funds may delay the mailing of your redemption check for up to 10 business days after purchase to allow the purchase to clear.

PROSPECTUS

================================================================================

Your transaction will be processed at net asset value the next time it is calculated after the Funds receive your redemption request in good order. You may gain or lose money when you redeem your shares. Please note that a redemption is treated as a sale for tax purposes, and could result in taxable gain or loss in a non-tax-sheltered account.

BY MAIL. To redeem all or part of your shares by mail, please send your request in writing to one of the addresses listed above under "How To Open An Account" and include the following information:

[Bullet] the name of the Fund(s),
[Bullet] the account number(s),
[Bullet] the amount of money or number of shares being redeemed, [Bullet] the name(s) on the account, [Bullet] the signature of a registered account owner, and [Bullet] your daytime telephone number.

Signature requirements vary based on the type of account you have:

[Bullet] INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, one of the shareholders (except where a signature guarantee is required, in which case the signature guarantee of each account owner is required), exactly as the name(s) appears on the account.

[Bullet] UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

[Bullet] SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

[Bullet] CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A resolution form, authorizing the signer to act, must accompany the request if not on file with the Funds.

[Bullet] TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

[Bullet] RETIREMENT: Written instructions must be signed by the account owner.
         Call 1-800-BKB-1784 for more information.

BY TELEPHONE. If you selected this option on your account application, you may make redemptions from your account by calling 1-800-BKB-1784. The Funds require that requests for redemptions over $100,000 be in writing with signatures guaranteed (see below). You may not close your account by telephone. If you would like to establish this option on an existing account, please call 1-800-BKB-1784. See "Telephone transactions" below.

SYSTEMATIC WITHDRAWAL PLAN. Under this plan, you may redeem a specific dollar amount from your account on a regular basis. For more information or to sign up for this service, please call 1-800-BKB-1784.

PAYMENT OF REDEMPTION PROCEEDS. Payments may be made by check, wire transfer or electronic transfer.

BY CHECK Redemption proceeds will be sent to the shareholder(s) on our records at the address on our records within seven days after receipt of a valid redemption request.

BY WIRE If you have selected this option on your application, your redemption proceeds will be wired directly into your designated bank account, normally on the next business day after receipt of your redemption request is received (the same business day for the Money Market Funds). There is no limitation on redemptions by wire. However, there is a $12 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-BKB-1784 to sign up for this service. Wire redemptions are not available for retirement accounts.


BY ELECTRONIC        If you have established this option, your redemption
TRANSFER             proceeds will be transferred electronically to your
                     predesignated bank account. To establish this option on an existing account, please call 1-800-BKB- 1784 to request the appropriate form.

SIGNATURE GUARANTEES. In addition to the signature requirements described above, a signature guarantee is required if:

[Bullet] You would like the check made payable to anyone other than the shareholder(s) on our records.
[Bullet] You would like the check mailed to an address other than the address on our records.
[Bullet] You would like the check mailed to an address on our records that has changed in the past 30 days.
[Bullet] Your redemption request is over $100,000.

PROSPECTUS

================================================================================

The Funds may also require signature guarantees for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

SHAREHOLDER SERVICES AND POLICIES
EXCHANGES. On any business day, you may exchange all or a portion of your shares into any other Fund in the Boston 1784 Funds family. To make exchanges, please follow the procedures under "How To Sell Shares." Exchanges are processed at the net asset value next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Funds reserve the right to reject any exchange request or to change or terminate the exchange privilege at any time. An exchange is the sale of shares of one Fund and purchase of shares of another, and could result in taxable gain or loss in a non-tax-sheltered account.

REDEMPTION PROCEEDS. The Funds' policy is to pay redemption proceeds in cash, but the Funds reserve the right to change this policy and to pay in kind in certain cases by delivering to you investment securities equal to the redemption price. In these cases, you might have to pay brokerage costs when converting the securities to cash. The right of any shareholder to receive redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission allows mutual funds to delay payments for the protection of investors.

TAXPAYER IDENTIFICATION NUMBER. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold 31% of any dividends and redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.

SHARE OWNERSHIP. The Funds keep a record of the ownership of their shares and share certificates are not issued.

INVOLUNTARY REDEMPTIONS. If your account balance falls below the minimum required investment as a result of selling or exchanging shares, you will be given 60 days to re-establish the minimum balance. If you do not, your account may be closed and the proceeds sent to you.

TELEPHONE TRANSACTIONS. You may buy, sell or exchange shares by telephone if you selected this option on your account application or have completed the appropriate form. The Funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that it reasonably believes to be genuine. The Funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. It may be difficult to reach the Funds by telephone during periods of unusual market activity.

ADDRESS CHANGES. A change in address on your account must be made in writing and be signed by all account owners. Include the name of your Fund(s), the account numbers(s), the name(s) on the account and both the old and new addresses. Call 1-800-BKB-1784 if you need more information.

NAME/ACCOUNT OWNERSHIP CHANGES. To change the name on an account, the shares are generally transferred to a new account. A signature guarantee must be provided and, in some cases, certain legal documents may be required. For more information, call 1-800-BKB-1784. If your shares are held by a financial institution, contact that financial institution for ownership changes.

STATEMENTS AND REPORTS. The Funds will send you a confirmation statement after every transaction that affects your account balance or registration. If you are enrolled in an automatic investment program and invest on a monthly basis, you will receive quarterly confirmations. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the Funds, which include a list of the Funds' portfolio holdings, will be mailed twice each year to all shareholders.

CHECKWRITING. Checkwriting privileges are available on the following Funds:
Boston 1784 Tax-Free Money Market Fund, Boston 1784 U.S. Treasury Money Market Fund, Boston 1784 Prime Money Market Fund and Boston 1784 Short-Term Income Fund. Checks may be written for a minimum of $250 each check. Call 1-800-BKB-1784 for more information.

Please note that you may not use a check to close your account.

PROSPECTUS

PRICING OF FUND SHARES
================================================================================

Each Funds' net asset value per share or NAV is calculated on each day the New York Stock Exchange is open, except for Columbus Day and Veteran's Day. The NAV is the value of a single share of a Fund.

BOND FUNDS, TAX-EXEMPT INCOME FUNDS AND STOCK FUNDS
Each of these Funds' NAV is calculated at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. The NAV is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined using procedures that the Board of Trustees has approved.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

MONEY MARKET FUNDS
The U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund and Institutional Prime Money Market Fund calculate NAV at 3:00 p.m. Eastern time (12 noon on days when the financial markets close early). The Tax-Free Money Market Fund and Prime Money Market Fund calculate NAV at 12 noon. In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.


DISTRIBUTIONS
================================================================================

As a Fund shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its investors as distributions. When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a DIVIDEND DISTRIBUTION. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a CAPITAL GAIN DISTRIBUTION. Dividend distributions may be made several times a year, while capital gain distributions are generally made annually.

MONEY MARKET FUNDS
Your dividend distributions are declared each day, starting on the day you purchase your shares. They are paid to your account on the first business day of each month that you are a shareholder. You will not receive a dividend for the day on which you sell shares.

BOND FUNDS AND TAX-EXEMPT
INCOME FUNDS
Your dividend distributions are declared each day, starting the day after you purchase your shares, although they are paid to your account on the first business day of each month that you are a shareholder.

STOCK FUNDS
If you are a shareholder in the Asset Allocation Fund or Growth and Income Fund, your dividend distributions, if any, will be paid quarterly, generally on the last day of March, June, September and December.

If you are a shareholder in the Growth Fund, your dividend distributions, if any, will be paid semi-annually, generally on the last day of June and December. If you are a shareholder in the International Equity Fund, your dividend distributions, if any, will be paid annually, generally on the last day of December.

ALL FUNDS
You will receive distributions from a Fund in additional shares of that Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-800-BKB-1784 for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Funds as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

PROSPECTUS

FEDERAL TAX CONSIDERATIONS
================================================================================

Your investment in a Fund will have tax consequences that you should consider. Some of the more common federal tax consequences are described here, but you should consult your tax adviser about your own particular situation.

TAXES ON DISTRIBUTIONS
You will generally have to pay federal income tax on all Fund distributions except for certain dividend distributions from the Tax-Exempt Funds and the Tax-Free Money Market Fund. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains. All other distributions, including short-term capital gains, generally will be taxed as ordinary income.

The Money Market Funds (other than the Tax-Free Money Market Fund) and the Bond Funds expect that their distributions will consist primarily of ordinary income. The Growth Fund, Growth and Income Fund and International Equity Fund expect that their distributions will consist primarily of net long-term capital gains.

The Tax-Exempt Funds and the Tax-Free Money Market Fund may make distributions called "exempt-interest dividends" that are exempt from federal income tax. Exempt-interest dividends will not necessarily be exempt from state and local income taxes. These Funds may also make taxable distributions (including all capital gains distributions). You generally are required to report all Fund distributions, including exempt-interest dividends, on your federal income tax return.

TAXES ON SALES OR EXCHANGES
If you sell your shares of a Fund (including a Tax-Exempt Fund), or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).
Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain.

"BUYING A DIVIDEND"
If you buy shares in a Stock Fund just before the Fund makes any distribution, or if you buy shares in any Bond Fund or Tax-Exempt Fund just prior to a capital gain distribution, you will receive some of the purchase price back in the form of a taxable distribution.

LOAN INTEREST. If you borrow money to purchase or hold shares of a Tax-Exempt Fund or of the Tax-Free Money Market Fund, interest on your loan will not be deductable.

TAX WITHHOLDING. If you are not a U.S. citizen or resident, or if you are subject to "backup withholding," the Funds may be required to withhold a portion of your distributions and, in some cases, redemption proceeds, as a payment of federal income tax.

PROSPECTUS

MORE ABOUT BOSTON 1784 FUNDS
================================================================================

================================================================================
MONEY MARKET FUNDS
================================================================================
Boston 1784 Funds currently offer five Money Market Funds:

[BULLET] BOSTON 1784 TAX-FREE MONEY MARKET FUND

[BULLET] BOSTON 1784 U.S. TREASURY MONEY MARKET FUND

[BULLET] BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

[BULLET] BOSTON 1784 PRIME MONEY MARKET FUND

[BULLET] BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND


PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the Money Market Funds are described below. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve each Fund's investment objective. Of course, there can be no assurance that any Fund will achieve its investment objective. Please note that each Fund may also use strategies and invest in securities that are not described below but which are described in the Statement of Additional Information.

--------------------------------------------------------------------------------
   WHAT ARE MONEY MARKET INSTRUMENTS?
   A MONEY MARKET INSTRUMENT is a short-term IOU issued
   by banks or other U.S. corporations, or the U.S. government or state or local governments. Money market instruments
   have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements.
--------------------------------------------------------------------------------

Each Money Market Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Adviser to present minimal credit risks. Investments in high quality, short-term securities such as money market instruments may, in many circumstances, result in a lower yield than would be available from investments in securities with a lower quality or a longer term.

Each Money Market Fund may invest more than 25% of its assets in money market instruments issued by banks, including foreign branches of U.S. banks and U.S. branches of foreign banks, and in U.S. government obligations. The Tax-Free Money Market Fund may also invest more than 25% of its assets in tax-exempt securities issued by governments or political subdivisions of governments.

TAX-FREE MONEY MARKET FUND
The TAX-FREE MONEY MARKET FUND invests primarily in short-term municipal money market instruments that are issued by states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. These securities pay interest that is exempt from federal income tax, including the alternative minimum tax.

The Fund attempts to generate a relatively high tax-exempt yield by investing in municipal money market instruments that are issued in states that have little or no income tax. The Fund invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer and in "revenue" securities, which are payable only from revenues from a specific project or another specific revenue source. Normally, at least 80% of the Fund's net assets are invested in these municipal money market instruments.

The Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments.

U.S. TREASURY MONEY MARKET FUND
AND INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
The U.S. TREASURY MONEY MARKET FUND and INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND invest primarily in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. Under normal circumstances, at least 65% of the Funds' assets are invested in these securities. The Funds invest the rest of their assets in U.S. government obligations issued by agencies or instrumentalities, including mortgage-backed securities.

PROSPECTUS

================================================================================

When selecting securities for these Funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

ALTHOUGH THE FUNDS INVEST IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND
The PRIME MONEY MARKET FUND and INSTITUTIONAL PRIME MONEY MARKET FUND invest primarily in a variety of high quality money market instruments.

The portfolio managers employ a "top-down" approach when selecting securities for these Funds, looking for value while adhering to the quality and other restrictions on money market funds.

--------------------------------------------------------------------------------
   WHAT IS A "TOP-DOWN" APPROACH?
   Managers of mutual funds use different styles when selecting securities to purchase. When using a "TOP-DOWN" APPROACH, the portfolio manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors or industries within the overall market. The manager then looks at individual companies within those sectors or industries.
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF BOSTON 1784 MONEY MARKET FUNDS
DAVID H. THOMPSON, Director of Fund Management, has been the manager of the Tax-Free Money Market Fund since 1998. Mr. Thompson, who has more than 27 years of experience in investment management, research analysis and securities trading, has been Director of Fund Management at BankBoston since 1985.

EMMETT M. WRIGHT, Senior Fund Manager, has been the manager of the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund since they began operations. Mr. Wright, who has more than six years of investment management and research analysis experience, was an associate Fund Manager at BankBoston from 1993 to 1994 and has been a Fund Manager at BankBoston since 1994.

LISA W. LEBOEUF, Fund Manager, has been a co-manager of the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund since January 1997. Ms. LeBoeuf, who has seven years experience in investment management, has been with BankBoston since 1978.

MARY K. WERLER, Senior Fund Manager, and LISA W. LEBOEUF, Fund Manager, have been co-managers of the Prime Money Market Fund since December 1996 and co-managers of the Institutional Prime Money Market Fund since it began operations in November 1997. Ms. Werler, who has more than eleven years of investment management experience, has been a Fund Manager at BankBoston since 1993. From 1987 to 1993, Ms. Werler was an Associate Portfolio Manager with Keystone Investment Co. Ms. LeBoeuf's investment experience is described above.


================================================================================
 BOND FUNDS
================================================================================
Boston 1784 Funds currently offer three Bond Funds:

[bullet] BOSTON 1784 SHORT-TERM INCOME FUND

[bullet] BOSTON 1784 INCOME FUND

[bullet] BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND


PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the Bond Funds are described below. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve each Fund's investment objective. Of course, there can be no assurance that any Fund will achieve its investment objective. Please note that each Fund may also use strategies and invest in securities that are not described below, but which are described in the Statement of Additional Information.

Investors should note that during periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market instruments and other short-term securities. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent a Fund from achieving its investment objective.

Each Fund is actively managed, and the portfolio managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading securities may produce capital gains, which are taxable to shareholders

PROSPECTUS

================================================================================
when distributed. Active trading may also increase the amount of mark-ups and fees that the Fund pays to broker-dealers when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each Fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
   WHAT ARE MORTGAGE-BACKED SECURITIES?

   Home mortgage loans are typically grouped together into "POOLS" by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. When homeowners make interest and principal payments, these payments are passed on to the investors in the pool. Most of these pools are guaranteed by U. S. government agencies or by government sponsored private corporations--familiarly called "GINNIE MAES", "FANNIE MAES" and "FREDDIE MACS".
--------------------------------------------------------------------------------

SHORT-TERM INCOME FUND
AND INCOME FUND
The SHORT-TERM INCOME FUND and INCOME FUND invest primarily in debt securities, such as U.S. government obligations, corporate bonds, notes, mortgage- and asset-backed securities, and taxable municipal securities. Under normal circumstances, at least 80% of each Fund's assets are invested in these securities. Both Funds may invest up to 30% of their assets in securities of foreign issuers, including Yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign borrowers, and issuers in developing countries.

The SHORT-TERM INCOME FUND and INCOME FUND generally invest in investment grade securities. Under normal circumstances, the Funds expect to invest at least 65% of their assets in securities rated A or better by Standard & Poor's or Moody's or of comparable quality as determined by the Adviser. The Funds' portfolios may also include lower rated investment grade securities, securities which were investment grade when purchased by a Fund but that have since been down-graded, and securities that are not investment grade at the time of purchase but which the portfolio managers believe will experience an increase in rating to investment grade. The ratings are described in the Statement of Additional Information. Higher quality securities tend to have lower yields than lower quality securities.

When managing the SHORT-TERM INCOME FUND, the portfolio manager's emphasis is on keeping fluctuations in the price of Fund shares at a minimum. For this reason, the Fund's average weighted maturity is normally expected to be not more than three years and the Fund generally maintains an average maturity of between 1.8 years and 2.3 years. Short-term debt securities tend to fluctuate less in price, but also tend to have lower yields, than longer-term securities of comparable quality. However, the Fund is not a money market fund and the price of its shares will fluctuate.

The portfolio managers of the SHORT-TERM INCOME FUND and INCOME FUND use a "top-down" approach to select securities. They review economic outlook, inflation expectation and interest rates to help identify sector weightings and define maturity and duration selection before choosing individual securities. The portfolio managers look at the diversification of the portfolios, and the marketability and liquidity of the individual securities they select. Although the Funds are actively managed, the portfolio managers attempt to manage the Funds so as to minimize capital gains distributions.

The INCOME FUND'S average weighted maturity is expected to be from seven to thirty years under normal circumstances. While longer-term securities tend to have higher yields than short-term securities, their prices tend to fluctuate more as a result of interest rate changes and other factors.


U.S. GOVERNMENT MEDIUM-TERM
INCOME FUND
The U.S. GOVERNMENT MEDIUM-TERM INCOME FUND invests primarily in U.S. government obligations and repurchase agreements secured by U.S. government obligations. Under normal circumstances, at least 65% of the Fund's assets are invested in these securities.

The Fund invests in both U.S. Treasury obligations and obligations such as mortgage-backed securities issued or guaranteed by the U.S. government or its agencies. The Fund also invests in non-government agency mortgage-backed securities. ALTHOUGH THE FUND INVESTS PRIMARILY IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

When selecting securities for the Fund, the portfolio managers use a "top-down" economic analysis to determine economic outlook, and the direction in which inflation and interest rates are expected to move, before selecting individual securities for the Fund. The portfolio managers also analyze the yield curve under multiple market conditions to help define maturity and duration selection.

The Fund's average weighted maturity is normally expected to be from three to ten years.

PROSPECTUS

================================================================================

PORTFOLIO MANAGERS OF BOSTON 1784 BOND FUNDS
MARY K. WERLER, Senior Fund Manager, has been the manager of the Short-Term Income Fund since the Fund began operations in July 1994. Ms. Werler, who has more than eleven years of investment management experience, has been a Fund Manager at BankBoston since 1993. From 1987 to 1993, Ms. Werler was an Associate Portfolio Manager with Keystone Investment Co.

EMMETT M. WRIGHT, Senior Fund Manager, has been the manager of the U.S. Government Medium-Term Income Fund and a manager of the Income Fund since September 1995. Mr. Wright, who has more than six years of investment management and research analysis experience, was an Associate Fund Manager at BankBoston from 1993 to 1994 and has been a Fund Manager at BankBoston since 1994.


================================================================================
 TAX-EXEMPT INCOME FUNDS
================================================================================
Boston 1784 Funds currently offer five Tax-Exempt Income Funds:

[bullet] BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND

[bullet] BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND

[bullet] BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND

[bullet] BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND

[bullet] BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND


PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the Tax-Exempt Income Funds are described below. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve each Fund's investment objective. Of course, there can be no assurance that any Fund will achieve its investment objective. Please note that each Fund may also use strategies and invest in securities that are not described below, but which are described in the Statement of Additional Information.

Each Tax-Exempt Income Fund invests primarily in municipal securities. The Funds may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or another specific revenue source. The Funds may also invest in limited amounts in other mutual funds or investment companies that invest primarily in municipal securities.

Each of the Tax-Exempt Income Funds also may invest in debt securities that pay interest that is not exempt from federal or state taxes or is subject to the alternative minimum tax, such as U.S. government obligations, corporate bonds, bank obligations, money market instruments, commercial paper and repurchase agreements. Under normal circumstances, not more than 20% of each Fund's assets are invested in these securities.

Each of the Tax-Exempt Income Funds invests in investment grade securities, which means that they are considered to have a medium to high probability of being paid. However, all of these securities, and especially those in the lowest categories of investment grade in which the Funds may invest, have credit risk. In adverse economic or other circumstances, issuers of these lower graded securities are more likely to have difficulty making principal and interest payments than issuers of higher grade securities. For this reason, the Tax-Exempt Income Funds generally look for securities rated A or better. In addition, some of the bonds held in the Funds may be covered by municipal bond insurance, in which case an insurer may make principal and interest payments on the securities if the issuer fails to do so.

Each of the Tax-Exempt Income Funds may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Funds may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Funds for investment purposes.

Investors should note that during periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term, and more taxable income, and may prevent a Fund from achieving its investment objective.

Each of the Tax-Exempt Income Funds is actively managed, although the portfolio managers attempt to minimize portfolio turnover. However, it is possible that a Fund's annual portfolio turnover rate could exceed 100%. Trading securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of mark-ups and fees that the Fund pays to broker-dealers when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each Fund's historical portfolio turnover rate.

PROSPECTUS

================================================================================

TAX-EXEMPT MEDIUM-TERM INCOME FUND
The TAX-EXEMPT MEDIUM-TERM INCOME FUND invests primarily in municipal securities. Unlike the other Boston 1784 Tax-Exempt Income Funds, this Fund does not invest primarily in the securities of a particular state, but instead invests in a broadly diversified portfolio. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities or in mutual funds or other investment companies that invest in municipal securities. The Fund's average weighted maturity is normally expected to be from five to ten years.

When selecting securities for the Tax-Exempt Medium-Term Income Fund, the portfolio manager seeks to maximize current income while achieving a competitive total rate of return. The portfolio manager evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity, interest rate, taxability and portfolio diversification. The portfolio manager conducts research on potential and current securities holdings in the Funds to determine whether a Fund should purchase or retain the asset. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows both into and out of the Fund. The portfolio manager seeks to diversify the assets held in the Fund among various issuers, industry sectors and bond structures.

CONNECTICUT TAX-EXEMPT INCOME FUND, FLORIDA TAX-EXEMPT INCOME FUND, MASSACHUSETTS TAX-EXEMPT INCOME FUND AND RHODE ISLAND TAX-EXEMPT INCOME FUND CONNECTICUT TAX-EXEMPT INCOME FUND, FLORIDA TAX-EXEMPT INCOME FUND, MASSACHUSETTS TAX-EXEMPT INCOME FUND and RHODE ISLAND TAX-EXEMPT INCOME FUND invest primarily in State municipal securities. State municipal securities pay interest that is exempt from that state's personal income tax or, in Florida, exempt from Florida's intangible personal property tax. Each of these Funds also may invest in municipal securities that pay interest that is not exempt from state income tax. Under normal circumstances, at least 80% of each Fund's net assets are invested in municipal securities, or in mutual funds or other investment companies that invest in municipal securities and at least 65% of each Fund's assets are invested in State municipal securities. Each Fund's average weighted maturity is expected to be from five to ten years under normal circumstances.

The Connecticut Tax-Exempt Income Fund, Florida Tax-Exempt Income Fund, Massachusetts Tax-Exempt Income Fund and Rhode Island Tax-Exempt Income Fund are non-diversified, which means that they may invest a relatively high percentage of their assets in the obligations of a limited number of issuers. As a result, each Fund may be more susceptible to any single economic, political or regulatory occurrence. Each Fund is particularly susceptible to events affecting issuers in its particular state.

When selecting securities for these Funds, the portfolio managers evaluate the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity, interest rate, taxability and portfolio diversification. The portfolio managers conduct research on potential and current securities holdings in the Funds to determine whether a Fund should purchase or retain the asset. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows both into and out of the Fund. The portfolio managers seek to diversify the assets held in the Funds among various issuers, industry sectors and bond structures.

PORTFOLIO MANAGERS OF BOSTON 1784 TAX-EXEMPT INCOME FUNDS

DAVID H. THOMPSON, Director of Fund Management, has been the manager of the Tax-Exempt Medium-Term Income Fund since the Fund began operations in June 1993 and the manager of the Connecticut Tax-Exempt Income Fund and the Rhode Island Tax-Exempt Income Fund since September 1995. Mr. Thompson, who has more than 27 years of experience in investment management, research analysis and securities trading, has been the Director of Fund Management at BankBoston since 1985.

CARL W. PAPPO has been Assistant Fund Manager of the Tax-Exempt Medium-Term Income Fund, Connecticut Tax-Exempt Income Fund and Rhode Island Tax-Exempt Income Fund since 1996. Mr. Pappo, who has six years investment management experience, traded fixed income securities at BayBank Investment Management prior to joining the BankBoston investment management team.

DAVID H. THOMPSON, Director of Fund Management, and SUSAN A. SANDERSON, Senior Fund Manager, have been the co-managers of the Florida Tax-Exempt Income Fund since the Fund began operations in June 1997. Mr. Thompson's investment experience is described above. Ms. Sanderson, who has more than 15 years

PROSPECTUS

================================================================================

of experience in investment management and securities trading, has been a Fund Manager at BankBoston since 1991.

SUSAN A. SANDERSON, Senior Fund Manager, has been the manager of the Massachusetts Tax-Exempt Income Fund since the Fund began operations in June 1993. Ms. Sanderson's investment experience is described above.


================================================================================
 STOCK FUNDS
================================================================================
Boston 1784 Funds currently offer four Stock Funds:

[bullet] BOSTON 1784 ASSET ALLOCATION FUND

[bullet] BOSTON 1784 GROWTH AND INCOME FUND

[bullet] BOSTON 1784 GROWTH FUND

[bullet] BOSTON 1784 INTERNATIONAL EQUITY FUND


PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies used by the Stock Funds are described below. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve each Fund's investment objective. Of course, there can be no assurance that any Fund will achieve its investment objective. Please note that each Fund may also use strategies and invest in securities that are not described below but which are described in the Statement of Additional Information.

Investors should note that during periods of unusual economic or market conditions, or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and do not have the potential for capital appreciation that equity securities have, and may prevent a Fund from achieving its investment objective.

Each of the Stock Funds is actively managed, although the portfolio managers attempt to minimize portfolio turnover. However, from time to time a Fund's annual portfolio turnover rate may exceed 100%. The sale of securities may produce capital gains, which, when distributed, are taxable to shareholders. Active trading may also increase the amount of commissions or mark-ups the Fund pays to broker-dealers when the Fund buys and sells securities. The "Financial Highlights" section of this prospectus shows each Fund's historical portfolio turnover rate.

ASSET ALLOCATION FUND
The ASSET ALLOCATION FUND allocates its assets between equity securities, debt securities and short-term or money market instruments. Normally, 30% to 70% of the Fund's assets are invested in equity securities, 30% to 60% are invested in intermediate- and long-term debt securities, and 0% to 40% are invested in short-term debt securities or money market instruments. The portfolio managers determine the mix of investments between equity and debt securities based on current economic and market conditions and the underlying value of the securities.

The equity portion of the Fund is primarily invested in the stocks of large U.S. companies that the portfolio managers believe offer the prospect for above-average earnings growth and are available at reasonable prices. From time to time, the Fund may also invest in mid-sized U.S. companies and in large, multi-national companies based outside of the U.S. The Fund's equity securities include common stock, warrants to purchase common stock, debt securities convertible into common stock, convertible and non-convertible preferred stock and depositary receipts.

When selecting equity securities for the Fund, the portfolio managers place particular emphasis on industry selection, seeking stocks in industries that are outperforming the market, and may overweight the portfolio relative to the S&P 500 in these industries. The Fund may similarly be underweighted relative to the S&P 500 in certain industries.

When selecting debt securities for the Fund, the portfolio managers use a "top-down" approach, first performing a broad economic analysis, then identifying sectors believed to outperform the market over a particular holding period, and then selecting individual securities. The Fund's debt securities include investment grade corporate debt securities and debt obligations issued or guaranteed as to the payment of principal and interest by the U.S. government or by foreign governments. The Fund also invests in mortgage-backed and asset-backed securities rated A or better by Standard & Poor's or Moody's or of comparable quality as determined by the Adviser.

The Fund will use short-term debt and money market instruments, including short-term U.S. government and corporate obligations, commercial paper, bank obligations and repurchase agreements, in varying degrees as a risk management tool.

PROSPECTUS

================================================================================

GROWTH AND INCOME FUND
AND GROWTH FUND

The GROWTH AND INCOME FUND and the GROWTH FUND invest primarily in common stock (including depositary receipts) of U.S. and foreign issuers. Typically, it is expected that 80-90% or more of the Funds' assets will be invested in these securities, although the Funds may invest up to 35% of their assets in other securities such as convertible and non-convertible debt securities, preferred stock, warrants, and money market instruments.

The GROWTH AND INCOME FUND emphasizes the stock of U.S. companies with market capitalizations of at least $1 billion. The portfolio managers may also select stocks in smaller U.S. companies, and may invest up to 25% of the Fund's assets in securities of foreign companies, including smaller companies and companies in developing markets. The portfolio managers look for high quality growth companies with strong potential for revenue and earnings increases.

The GROWTH FUND emphasizes securities of U.S. companies with a market capitalization of at least $250 million that the portfolio managers believe have above-average growth potential. The Fund also may invest in securities of smaller, lesser-known companies and may invest up to 25% of its assets in securities of foreign companies, including companies in developing countries. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

The portfolio managers of the GROWTH AND INCOME FUND and GROWTH FUND use a "bottom-up" approach when selecting securities for the Funds. They look for companies that they believe are in dynamic high growth sectors of the world economy, and that are thought to have dominant or strong competitive positions within their sectors. They also look for companies thought to have quality management and that are expected to have strong earnings growth potential. When looking for companies with a higher growth rate than the general market, the Funds may invest in securities with a higher price-earnings ratio than the general market.

--------------------------------------------------------------------------------
   WHAT IS A "BOTTOM-UP" APPROACH?

   When portfolio managers use a "BOTTOM-UP" APPROACH, they look primarily at individual companies against the context of broader market factors.
--------------------------------------------------------------------------------

Both the GROWTH AND INCOME FUND and GROWTH FUND may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund. The Funds' attempt to minimize the effects of currency fluctuations through the use of hedging transactions may not be successful or the hedging transactions may cause the Funds to be unable to take advantage of a favorable change in the value of foreign currencies.

INTERNATIONAL EQUITY FUND
The INTERNATIONAL EQUITY FUND invests primarily in equity securities of foreign issuers, including securities of issuers in developing countries.

The Fund's portfolio is diversified as to both country and industry exposure in an attempt to limit the impact of an economic downturn in any particular country or industry sector. The Fund emphasizes equity securities of issuers with market capitalizations of at least $100 million that the portfolio managers believe are financially sound, have a track record of growth in earnings and have above-average growth potential.

The portfolio managers screen a large universe of securities as potential investments and then identify companies with suitable market capitalization, liquidity and balance sheet structure whose earnings growth rates have exceeded national averages. The portfolio is then structured to reflect the relative attractiveness of the economies of various countries, and to provide industry diversification. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund. The Fund's attempt to minimize the effects of currency fluctuations through the use of hedging transactions may not be successful or the hedging transactions may cause the Fund to be unable to take advantage of a favorable change in the value of foreign currencies. The Fund may also invest in convertible and non-convertible bonds and other debt securities and money market instruments.

PROSPECTUS

================================================================================

The costs of foreign investing, such as the costs of maintaining custody of securities in foreign countries, frequently are higher than those involved in U.S. investing. As a result, the operating expense ratios of a Fund may be higher than those of investment companies investing only in U.S. securities.

PORTFOLIO MANAGERS OF THE
BOSTON 1784 STOCK FUNDS
EMMETT M. WRIGHT, Senior Fund Manager, and MICHAEL PELOSI, Senior Fund Manager, have been co-managers of the Asset Allocation Fund since October 1997. Mr. Wright, who has more than six years of investment management and research, analysis experience, was an Associate Fund Manager at BankBoston from 1993 to 1994 and has been a Fund Manager at BankBoston since 1994. Mr. Pelosi, who has more than fifteen years experience in investment management, research analysis and securities trading at BankBoston, has been a Portfolio Manager since 1988.

EUGENE D. TAKACH, Senior Fund Manager, and THEODORE E. OBER, Senior Fund Manager, have been the co-managers of the Growth and Income Fund and the Growth Fund since the Funds began operations. Mr. Takach, who has more than 30 years experience in investment management, research analysis and securities trading, has been a Portfolio Manager at BankBoston since 1971. Mr. Ober, who has more than ten years experience in investment management and research analysis, has been a Research Analyst, Fund Manager and Senior Fund Manager at BankBoston since 1987.

KENTON J. IDE, Director of Investments for BankBoston's Private Bank, and JULIET COHN, Senior Portfolio Manager at Kleinwort Benson Investment Management Americas Inc., have been co-managers of the International Equity Fund since the Fund began operations in January 1995. Mr. Ide, who has more than twenty years experience in investment management and research analysis, has been with BankBoston since early 1993. From 1983 to 1993, Mr. Ide was a Senior Vice President with the Private Client Group of Boston Safe Deposit and Trust Company. Ms. Cohn, who has more than fifteen years experience in investment management, has been with Kleinwort since 1987.

PROSPECTUS

MANAGEMENT
================================================================================

INVESTMENT ADVISER
BankBoston is the investment adviser of each Fund and, subject to policies set by the Trustees, makes investment decisions. BankBoston is the successor to a bank chartered in 1784 and offers a wide range of banking and investment services to customers throughout the world. BankBoston has been providing asset management services since 1890. The Private Bank Division of BankBoston is the investment management group within BankBoston that advises the Funds. As of July 31, 1998, BankBoston's Private Bank was responsible for the investment management of approximately $24 billion of individual, institutional, endowment and corporate assets, including $8.9 billion in assets of the Funds, in money market, equity, and fixed income securities. BankBoston's Private Bank has earned national recognition and respect as an investment manager. BankBoston's legal name is BankBoston, National Association and its address is 100 Federal Street, Boston, Massachusetts 02110.

Kleinwort Benson Investment Management Americas Inc. ("Kleinwort") serves as investment adviser to the International Equity Fund with BankBoston. Investment decisions are joint. Kleinwort, 75 Wall Street, New York, New York 10005, is the U.S.-registered investment management subsidiary of the London-based Kleinwort Benson Group plc, a merchant banking group whose origins date back to 1792, which in turn is an indirect wholly-owned subsidiary of Dresdner Bank AG. Since it began operations in 1980, Kleinwort has managed investment accounts, primarily for institutions in North America, comprised of equity, fixed income and balanced portfolios. Kleinwort and its affiliates manage approximately
$65 billion of assets.

MANAGEMENT FEES
The following chart shows the investment management fees paid by each Fund during the last fiscal year. The Institutional Prime Money Market Fund and the Florida Tax-Exempt Income Fund began operations during the past fiscal year and the fees shown are those currently in effect.


--------------------------------------------------------------------------------
MANAGEMENT FEES PAID
(expressed as a percentage of average net assets)
--------------------------------------------------------------------------------

Tax-Free Money Market Fund                            .40%
U.S. Treasury Money Market Fund                       .35
Institutional U.S. Treasury Money Market Fund         .20
Prime Money Market Fund                               .35
Institutional Prime Money Market Fund                 .05
Short-Term Income Fund                                .50
Income Fund                                           .68
U.S. Government Medium-Term Income Fund               .67
Tax-Exempt Medium-Term Income Fund                    .67
Connecticut Tax-Exempt Income Fund                    .65
Florida Tax-Exempt Income Fund                        .60
Massachusetts Tax-Exempt Income Fund                  .65
Rhode Island Tax-Exempt Income Fund                   .63
Asset Allocation Fund                                 .74
Growth and Income Fund                                .74
Growth Fund                                           .74
International Equity Fund                            1.00


BankBoston waives its investment management fees, if necessary, to limit the total operating expenses of a Fund to a specified level. BankBoston also may contribute to the Funds from time to time to help them maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. The fees without waivers are shown in the fee table in the Risk/Return Summary.

YEAR 2000
The "Year 2000" issue stems from the use of a two-digit format to define the year in certain date-sensitive application systems rather than the use of a four-digit format. As a result, date-sensitive software programs could recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major systems or process failures or the generation of erroneous data, which would lead to disruptions in the Funds' business operations.

The Funds have no application systems of their own and are entirely dependent on their service providers' systems and software. The Funds are working with their service providers (including their investment advisers, administrator, transfer agent and custodian) to identify and remedy any Year 2000 issues. However, the Funds cannot guarantee that all Year 2000 issues will be identified and remedied, and the failure to successfully identify and remedy all Year 2000 issues could result in an adverse impact on the Funds.

PROSPECTUS

DISTRIBUTION ARRANGEMENTS
================================================================================

Boston 1784 Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

Each Fund, other than the Money Market Funds, has adopted a plan under rule 12b-1. The plan allows a Fund to use part of the Fund's assets (up to .25% of its average daily net assets) for the sale and distribution of its shares, including advertising, marketing and other promotional activities. Because these fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds' Distributor currently waives these fees on a voluntary basis. This fee waiver may be terminated in whole or in part at any time.

PROSPECTUS

FINANCIAL HIGHLIGHTS
====================================================================================================================================


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS [OR, IF
SHORTER, THE PERIOD OF THE FUND'S OPERATIONS]. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL
RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN EACH FUND (ASSUMING
REINVESTMENT OF ALL DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, INDEPENDENT ACCOUNTANTS, WHOSE
REPORT, ALONG WITH THE FUNDS' FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUNDS' ANNUAL REPORTS, WHICH ARE AVAILABLE UPON REQUEST.

====================================================================================================================================
MONEY MARKET FUNDS
====================================================================================================================================
                                            NET                             NET                NET                   RATIO
                                           ASSET             DISTRIBUTIONS ASSET             ASSETS      RATIO      OF NET
                                           VALUE       NET     FROM NET    VALUE               END    OF EXPENSES   INCOME
                                         BEGINNING INVESTMENT INVESTMENT    END     TOTAL   OF PERIOD TO AVERAGE  TO AVERAGE
                                         OF PERIOD   INCOME    INCOME    OF PERIOD RETURN     (000)   NET ASSETS  NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.03     (0.03)      $1.00    3.33%  $1,007,724    0.53%      3.28%
For the year ended May 31, 1997            $1.00      0.03     (0.03)      $1.00    3.22%  $  845,612    0.54%      3.17%
For the year ended May 31, 1996            $1.00      0.03     (0.03)      $1.00    3.55%  $  549,628    0.54%      3.49%
For the year ended May 31, 1995            $1.00      0.03     (0.03)      $1.00    3.29%  $  539,412    0.50%      3.28%
For the period ended May 31, 1994 (1)      $1.00      0.02     (0.02)      $1.00    2.31%* $  407,448    0.27%      2.39%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.05     (0.05)      $1.00    5.02%  $  372,657    0.65%      4.91%
For the year ended May 31, 1997            $1.00      0.05     (0.05)      $1.00    4.86%  $  390,294    0.64%      4.76%
For the year ended May 31, 1996            $1.00      0.05     (0.05)      $1.00    5.16%  $   78,999    0.64%      5.02%
For the year ended May 31, 1995            $1.00      0.05     (0.05)      $1.00    4.81%  $   55,068    0.60%      5.13%
For the period ended May 31, 1994 (2)      $1.00      0.03     (0.03)      $1.00    2.64%* $    5,593    0.65%      2.91%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.05     (0.05)      $1.00    5.36%  $4,285,801    0.33%      5.24%
For the year ended May 31, 1997            $1.00      0.05     (0.05)      $1.00    5.16%  $2,591,487    0.33%      5.05%
For the year ended May 31, 1996            $1.00      0.05     (0.05)      $1.00    5.45%  $  644,733    0.32%      5.29%
For the year ended May 31, 1995            $1.00      0.05     (0.05)      $1.00    5.05%  $  395,585    0.30%      5.12%
For the period ended May 31, 1994 (3)      $1.00      0.03     (0.03)      $1.00    2.99%* $  181,568    0.22%      3.16%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.05     (0.05)      $1.00    5.16%  $  127,588    0.65%      5.05%
For the period ended May 31, 1997 (4)      $1.00      0.02     (0.02)      $1.00    2.07%* $  123,099    0.65%      4.98%
For the year ended December 31, 1996 (5)   $1.00      0.05     (0.05)      $1.00    5.02%  $   93,229    0.66%      4.85%
For the year ended December 31, 1995       $1.00      0.05     (0.05)      $1.00    5.49%  $  156,532    0.62%      5.40%
For the year ended December 31, 1994       $1.00      0.04     (0.04)      $1.00    3.75%  $  136,923    0.65%      3.64%
For the year ended December 31, 1993       $1.00      0.03     (0.03)      $1.00    2.72%  $  168,909    0.59%      2.68%
For the period ended December 31, 1992 (6) $1.00      0.02     (0.02)      $1.00    2.13%* $  242,935    0.59%      3.13%
For the period ended April 30, 1992 (7)    $1.00      0.03     (0.03)      $1.00    3.55%  $  280,931    0.48%      4.61%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
For the period ended May 31, 1998 (8)      $1.00      0.03     (0.03)      $1.00    5.55%  $  302,338    0.27%      5.36%

                                             RATIO OF         RATIO OF NET
                                            EXPENSES TO         INCOME TO
                                            AVERAGE NET        AVERAGE NET
                                         ASSETS (EXCLUDING  ASSETS (EXCLUDING
                                            WAIVERS)            WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
For the year ended May 31, 1998              0.53%              3.28%
For the year ended May 31, 1997              0.56%              3.15%
For the year ended May 31, 1996              0.60%              3.43%
For the year ended May 31, 1995              0.61%              3.17%
For the period ended May 31, 1994 (1)        0.71%              1.95%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998              0.70%              4.86%
For the year ended May 31, 1997              0.72%              4.68%
For the year ended May 31, 1996              0.75%              4.91%
For the year ended May 31, 1995              0.92%              4.81%
For the period ended May 31, 1994 (2)        6.42%             (2.86)%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998              0.33%              5.24%
For the year ended May 31, 1997              0.34%              5.04%
For the year ended May 31, 1996              0.39%              5.22%
For the year ended May 31, 1995              0.41%              5.01%
For the period ended May 31, 1994 (3)        0.55%              2.83%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
For the year ended May 31, 1998              0.70%              5.00%
For the period ended May 31, 1997 (4)        0.75%              4.88%
For the year ended December 31, 1996 (5)     0.66%              4.85%
For the year ended December 31, 1995         0.62%              5.40%
For the year ended December 31, 1994         0.69%              3.60%
For the year ended December 31, 1993         0.70%              2.57%
For the period ended December 31, 1992 (6)   0.64%              3.08%
For the period ended April 30, 1992 (7)      0.63%              4.46%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
For the period ended May 31, 1998 (8)        0.42%              5.21%

------------------------------------------------------------------------------------------------------------------------------------

* Returns are for the period indicated and have not been annualized.
(1) The Tax-Free Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(2) The U.S. Treasury Money Market Fund commenced operations on June 7, 1993. All ratios for the period have been annualized.
(3) The Institutional U.S. Treasury Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(4) The Prime Money Market Fund changed its fiscal year from December 31 to May 31. Reflects operations for the period from
    January 1, 1997 to May 31, 1997. All ratios for the period have been annualized.
(5) Until December 9, 1996, the Prime Money Market Fund was known as the BayFunds Money Market Portfolio and was a portfolio of
    BayFunds, an open-end investment company registered under the Investment Company Act of 1940, as amended. Shares of the BayFunds
    Money MarketPortfolio were divided into two classes, known as Investment Shares and Trust Shares. The Prime Money Market Fund
    has only a single class of outstanding shares. For periods prior to December 9, 1996, Ernst & Young LLP were the auditors of the
    BayFunds Money Market Portfolio.
(6) The Prime Money Market Fund changed its fiscal year from April 30 to December 31. Reflects operations for the period from
    May 1, 1992 to December 31, 1992. All ratios for the period have been annualized.
(7) Reflects operations for the period from August 1, 1991 (date of initial public investment) to April 30, 1992. During the period from May 16, 1991 (start of business) to August 1, 1991, net investment income aggregating to $0.01 per share ($1,101) was distributed to Federated Administrative Services. All ratios for the period have been annualized.
(8) The Institutional Prime Money Market Fund commenced operations on November 5, 1997. All ratios for the period have been annualized.

PROSPECTUS


FINANCIAL HIGHLIGHTS  (CONTINUED)

====================================================================================================================================
 BOND FUNDS
====================================================================================================================================

                                       NET               REALIZED AND                              NET              NET
                                      ASSET               UNREALIZED DISTRIBUTIONS DISTRIBUTIONS  ASSET            ASSETS
                                      VALUE      NET       GAINS OR    FROM NET        FROM       VALUE            END OF
                                    BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL     END OF   TOTAL   PERIOD
                                    OF PERIOD   INCOME   INVESTMENTS    INCOME         GAINS      PERIOD  RETURN    (000)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
For the year ended May 31, 1998       $ 9.98     0.57       0.11        (0.57)          --       $10.09    6.98%   $197,256
For the year ended May 31, 1997       $ 9.93     0.58       0.05        (0.58)          --       $ 9.98    6.47%   $194,033
For the year ended May 31, 1996       $10.09     0.60      (0.12)       (0.60)        (0.04      $ 9.93    4.87%   $ 86,383
For the period ended May 31, 1995 (1) $10.00     0.56       0.09        (0.56)          --       $10.09    6.74%*  $ 52,581

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
For the year ended May 31, 1998       $ 9.99     0.61       0.26        (0.61)         --        $10.25    8.88%   $392,556
For the year ended May 31, 1997       $ 9.90     0.63       0.17        (0.63)       (0.08)      $ 9.99    8.32%   $334,778
For the year ended May 31, 1996       $10.39     0.65      (0.37)       (0.65)       (0.12)      $ 9.90    2.64%   $235,022
For the period ended May 31, 1995 (1) $10.00     0.62       0.39        (0.62)         --        $10.39   10.69%*  $196,515

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
For the year ended May 31, 1998       $ 9.37     0.55       0.23        (0.55)         --        $ 9.60    8.56%   $252,719
For the year ended May 31, 1997       $ 9.31     0.59       0.06        (0.59)         --        $ 9.37    7.16%   $209,141
For the year ended May 31, 1996       $ 9.57     0.61      (0.26)       (0.61)         --        $ 9.31    3.65%   $167,494
For the year ended May 31, 1995       $ 9.36     0.58       0.21        (0.58)         --        $ 9.57    8.79%   $130,081
For the period ended May 31, 1994 (2) $10.00     0.59      (0.64)       (0.59)         --        $ 9.36   (0.65)%* $ 92,387

                                      RATIO OF   RATIO OF      RATIO OF       RATIO OF NET
                                      EXPENSES     NET        EXPENSES TO       INCOME TO
                                     TO AVERAGE  INCOME   AVERAGE NET ASSETS   AVERAGE NET      PORTFOLIO
                                        NET     TO AVERAGE    (EXCLUDING    ASSETS (EXCLUDING   TURNOVER
                                       ASSETS   NET ASSETS     WAIVERS)         WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
For the year ended May 31, 1998          0.64%     5.67%          0.89%           5.42%            83.84%
For the year ended May 31, 1997          0.65%     5.78%          0.93%           5.50%           128.11%
For the year ended May 31, 1996          0.63%     5.87%          1.06%           5.44%            95.06%
For the period ended May 31, 1995 (1)    0.48%     6.31%          1.27%           5.52%            84.54%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
For the year ended May 31, 1998          0.80%     5.91%          1.11%           5.60%            79.09%
For the year ended May 31, 1997          0.80%     6.31%          1.15%           5.96%            78.63%
For the year ended May 31, 1996          0.80%     6.17%          1.20%           5.77%           100.51%
For the period ended May 31, 1995 (1)    0.55%     7.01%          1.23%           6.33%            80.53%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
For the year ended May 31, 1998          0.80%     5.80%          1.12%           5.48%            73.65%
For the year ended May 31, 1997          0.79%     6.30%          1.16%           5.93%            98.22%
For the year ended May 31, 1996          0.80%     6.23%          1.24%           5.79%           158.66%
For the year ended May 31, 1995          0.80%     6.24%          1.27%           5.77%           142.14%
For the period ended May 31, 1994 (2)    0.31%     6.08%          1.35%           5.04%           144.77%

------------------------------------------------------------------------------------------------------------------------------------

* Returns are for the period indicated and have not been annualized.
(1) The Short-Term Income and Income Funds commenced operations on July 1, 1994. All ratios for the period have been annualized.
(2) The U.S. Government Medium-Term Income Fund commenced operations on June 7, 1993. All ratios for the period have been annualized.


====================================================================================================================================
 TAX-EXEMPT FUNDS
====================================================================================================================================
                                         NET               REALIZED AND                              NET              NET
                                        ASSET               UNREALIZED DISTRIBUTIONS DISTRIBUTIONS  ASSET            ASSETS
                                        VALUE      NET       GAINS OR    FROM NET        FROM       VALUE            END OF
                                      BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL     END OF   TOTAL   PERIOD
                                      OF PERIOD   INCOME   INVESTMENTS    INCOME         GAINS      PERIOD  RETURN    (000)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
For the year ended May 31, 1998        $10.18     0.48        0.44        (0.48)        (0.10)     $10.52    9.24%  $303,578
For the year ended May 31, 1997        $ 9.99     0.50        0.19        (0.50)          --       $10.18    7.74%  $250,526
For the year ended May 31, 1996        $10.14     0.51       (0.09)       (0.51)        (0.06)     $ 9.99    4.31%  $196,787
For the period ended May 31, 1995      $ 9.90     0.48        0.24        (0.48)          --       $10.14    7.58%  $176,345
For the period ended  May 31, 1994 (1) $10.00     0.49       (0.10)       (0.49)          --       $ 9.90    3.93%* $ 36,365

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
For the year ended May 31, 1998        $10.38     0.50        0.45        (0.50)        (0.02)     $10.81    9.29%  $142,107
For the year ended May 31, 1997        $10.17     0.51        0.21        (0.51)          --       $10.38    7.26%  $103,104
For the year ended May 31, 1996        $10.27     0.53       (0.10)       (0.53)          --       $10.17    4.20%  $ 81,441
For the period ended May 31, 1995 (2)  $10.00     0.45        0.27        (0.45)          --       $10.27    7.45%* $ 61,369

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
For the period ended May 31, 1998 (3)  $10.00     0.43        0.32        (0.43)        (0.02)     $10.30    7.63%* $ 51,793

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
For the year ended May 31, 1998        $10.01     0.47        0.41        (0.47)          --       $10.42    8.91%  $206,137
For the year ended May 31, 1997        $ 9.78     0.47        0.23        (0.47)          --       $10.01    7.30%  $147,459
For the year ended May 31, 1996        $ 9.90     0.48       (0.12)       (0.48)          --       $ 9.78    3.64%  $106,619
For the period ended May 31, 1995      $ 9.81     0.47        0.09        (0.47)          --       $ 9.90    6.00%  $ 82,058
For the period ended May 31, 1994 (4)  $10.00     0.50       (0.19)       (0.50)          --       $ 9.81    3.04%* $ 49,662



                                         RATIO OF   RATIO OF      RATIO OF       RATIO OF NET
                                         EXPENSES     NET        EXPENSES TO       INCOME TO
                                        TO AVERAGE  INCOME   AVERAGE NET ASSETS   AVERAGE NET      PORTFOLIO
                                           NET     TO AVERAGE    (EXCLUDING    ASSETS (EXCLUDING   TURNOVER
                                          ASSETS   NET ASSETS     WAIVERS)         WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
For the year ended May 31, 1998           0.80%      4.62%         1.12%            4.30%           34.06%
For the year ended May 31, 1997           0.80%      4.92%         1.17%            4.55%           33.24%
For the year ended May 31, 1996           0.79%      4.90%         1.21%            4.48%           37.35%
For the period ended May 31, 1995         0.80%      5.02%         1.26%            4.56%           74.74%
For the period ended  May 31, 1994 (1)    0.32%      5.06%         1.61%            3.77%           98.83%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
For the year ended May 31, 1998           0.80%      4.66%         1.14%            4.32%           16.81%
For the year ended May 31, 1997           0.76%      4.94%         1.17%            4.53%            4.28%
For the year ended May 31, 1996           0.75%      5.02%         1.29%            4.48%           20.41%
For the period ended May 31, 1995 (2)     0.52%      5.44%         1.40%            4.56%           35.56%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
For the period ended May 31, 1998 (3)     0.80%      4.59%         1.19%            4.20%           21.35%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
For the year ended May 31, 1998           0.80%      4.54%         1.14%            4.20%            6.45%
For the year ended May 31, 1997           0.79%      4.74%         1.18%            4.35%            9.47%
For the year ended May 31, 1996           0.80%      4.73%         1.28%            4.25%           47.00%
For the period ended May 31, 1995         0.80%      4.93%         1.35%            4.38%           34.59%
For the period ended May 31, 1994 (4)     0.33%      5.10%         1.41%            4.02%           13.99%

PROSPECTUS
                                                            44





====================================================================================================================================
TAX-EXEMPT FUNDS (CONTINUED)
====================================================================================================================================
                                       NET               REALIZED AND                              NET              NET
                                      ASSET               UNREALIZED DISTRIBUTIONS DISTRIBUTIONS  ASSET            ASSETS
                                      VALUE      NET       GAINS OR    FROM NET        FROM       VALUE            END OF
                                    BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT     CAPITAL      END OF   TOTAL   PERIOD
                                    OF PERIOD   INCOME   INVESTMENTS    INCOME        GAINS       PERIOD  RETURN    (000)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

For the year ended May 31, 1998       $10.31     0.49        0.35       (0.49)       (0.04)      $10.62    8.28%  $76,797
For the year ended May 31, 1997       $10.06     0.50        0.25       (0.50)         --        $10.31    7.61%  $53,752
For the year ended May 31, 1996       $10.13     0.53       (0.07)      (0.53)         --        $10.06    4.65%  $37,904
For the period ended May 31, 1995 (5) $10.00     0.45        0.13       (0.45)         --        $10.13    6.09%* $32,495

                                     RATIO OF   RATIO OF      RATIO OF       RATIO OF NET
                                     EXPENSES     NET        EXPENSES TO       INCOME TO
                                    TO AVERAGE  INCOME   AVERAGE NET ASSETS   AVERAGE NET      PORTFOLIO
                                       NET     TO AVERAGE    (EXCLUDING    ASSETS (EXCLUDING   TURNOVER
                                      ASSETS   NET ASSETS     WAIVERS)         WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

For the year ended May 31, 1998        0.80%      4.64%         1.16%             4.28%          13.79%
For the year ended May 31, 1997        0.79%      4.88%         1.21%             4.46%           8.18%
For the year ended May 31, 1996        0.77%      5.16%         1.35%             4.58%          19.68%
For the period ended May 31, 1995 (5)  0.54%      5.56%         1.60%             4.50%          57.51%

------------------------------------------------------------------------------------------------------------------------------------

* Returns are for the period indicated and have not been annualized.
(1) The Tax-Exempt Medium-Term Income Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(2) The Connecticut Tax-Exempt Income Fund commenced operations on August 1, 1994. All ratios for the period have been annualized.
(3) The Florida Tax-Exempt Income Fund commenced operations on June 30, 1997. All ratios for the period have been annualized.
(4) The Massachusetts Tax-Exempt Income Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(5) The Rhode Island Tax-Exempt Income Fund commenced operations on August 1, 1994. All ratios for the period have been annualized.



====================================================================================================================================
 STOCK FUNDS
====================================================================================================================================
                                        NET               REALIZED AND                              NET              NET
                                       ASSET               UNREALIZED DISTRIBUTIONS DISTRIBUTIONS  ASSET            ASSETS
                                       VALUE      NET       GAINS OR    FROM NET        FROM       VALUE            END OF
                                     BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT     CAPITAL      END OF   TOTAL   PERIOD
                                     OF PERIOD   INCOME   INVESTMENTS    INCOME        GAINS       PERIOD  RETURN    (000)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
For the year ended May 31, 1998        $13.40     0.37        2.30       (0.38)       (0.53)       $15.16  20.51%  $ 50,283
For the year ended May 31, 1997        $12.31     0.34        1.44       (0.33)       (0.36)       $13.40  14.89%  $ 35,522
For the year ended May 31, 1996        $10.99     0.31        1.61       (0.31)       (0.29)       $12.31  17.83%  $ 16,831
For the period ended May 31, 1995      $ 9.84     0.28        1.15       (0.27)       (0.01)       $10.99  14.84%  $  8,622
For the period ended  May 31, 1994 (1) $10.00     0.19       (0.20)      (0.15)       (0.00)       $ 9.84  (0.15)%* $  6,928

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND

For the year ended May 31, 1998       $17.54     0.07        4.55       (0.09)       (0.35)       $21.72  26.71%  $553,997
For the year ended May 31, 1997       $15.23     0.12        2.63       (0.11)       (0.33)       $17.54  18.33%  $457,952
For the year ended May 31, 1996       $12.16     0.10        3.08       (0.11)       (0.00)       $15.23  26.32%  $303,463
For the period ended May 31, 1995     $10.57     0.11        1.67       (0.10)       (0.09)       $12.16  17.09%  $229,200
For the period ended May 31, 1994 (2) $10.00     0.12        0.56       (0.11)       (0.00)       $10.57   6.80%* $121,717

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND

For the year ended May 31, 1998       $12.20    (0.05)       1.59         --         (0.81)       $12.93  12.64%  $257,550
For the year ended May 31, 1997       $11.27     0.02        0.96       (0.05)       (0.00        $12.20   8.77%  $261,487
For the year ended May 31, 1996 (3)   $10.00     0.02        1.25       (0.00)       (0.00)       $11.27  12.70%* $ 46,026


------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND

For the year ended May 31, 1998       $13.20    (0.02)       0.80       (0.15)       (0.14)       $13.69   6.19%  $469,819
For the year ended May 31, 1997       $12.05     0.07        1.23       (0.09)       (0.06)       $13.20  10.93%  $503,048
For the year ended May 31, 1996       $10.41     0.11        1.85       (0.27)       (0.05)       $12.05  19.08%  $362,460
For the period ended May 31, 1995 (4) $10.00     0.06        0.35       (0.00)       (0.00)       $10.41   4.73%* $148,439

                                      RATIO OF   RATIO OF      RATIO OF       RATIO OF NET
                                      EXPENSES     NET        EXPENSES TO       INCOME TO
                                     TO AVERAGE  INCOME   AVERAGE NET ASSETS   AVERAGE NET      PORTFOLIO
                                        NET     TO AVERAGE    (EXCLUDING    ASSETS (EXCLUDING   TURNOVER
                                       ASSETS   NET ASSETS     WAIVERS)         WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
For the year ended May 31, 1998        0.98%      2.66%         1.23%            2.41%            47.83%
For the year ended May 31, 1997        1.07%      2.87%         1.37%            2.57%            23.60%
For the year ended May 31, 1996        1.25%      2.86%         1.90%            2.21%            39.56%
For the period ended May 31, 1995      1.25%      2.88%         2.51%            1.62%            67.23%
For the period ended  May 31, 1994 (1) 1.25%      2.62%         3.61%            0.26%            28.19%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND

For the year ended May 31, 1998        0.90%      0.36%         1.15%            0.11%            39.03%
For the year ended May 31, 1997        0.92%      0.77%         1.19%            0.50%            15.35%
For the year ended May 31, 1996        0.94%      0.78%         1.24%            0.48%            39.50%
For the period ended May 31, 1995      0.94%      1.05%         1.23%            0.76%            38.94%
For the period ended May 31, 1994 (2)  0.35%      1.23%         1.36%            0.22%            31.55%

------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND

For the year ended May 31, 1998        0.91%     (0.35%)        1.16%           (0.60%)           48.60%
For the year ended May 31, 1997        0.77%      0.17%         1.15%           (0.21%)           57.46%
For the year ended May 31, 1996 (3)    0.20%      1.75%         1.73%            0.22%             0.00%


------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND

For the year ended May 31, 1998        1.24%      0.04%         1.49%           (0.21%)          103.47%
For the year ended May 31, 1997        1.27%      0.41%         1.52%            0.16%            22.88%
For the year ended May 31, 1996        1.13%      0.76%         1.61%            0.28%            15.55%
For the period ended May 31, 1995 (4)  0.89%      2.06%         1.70%            1.25%            11.03%

------------------------------------------------------------------------------------------------------------------------------------

* Returns are for the period indicated and have not been annualized.
(1) The Asset Allocation Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(2) The Growth and Income Fund commenced operations on June 7, 1993. All ratios for the period have been annualized.
(3) The Growth Fund commenced operations on March 28, 1996. All ratios for the period have been annualized.
(4) The International Equity Fund commenced operations on January 3, 1995. All ratios for the period have been annualized.

PROSPECTUS

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THE LAST FISCAL YEAR.

YOU CAN OBTAIN A FREE COPY OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND/OR FREE COPIES OF THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT BY CALLING 1-800-BKB-1784. THE MATERIAL YOU REQUEST WILL BE SENT BY FIRST-CLASS MAIL, OR OTHER MEANS DESIGNED TO ENSURE EQUALLY PROMPT DELIVERY, WITHIN THREE BUSINESS DAYS OF RECEIPT OF THE REQUEST.

YOU MAY ALSO CALL 1-800-BKB-1784 TO REQUEST OTHER INFORMATION ABOUT THE FUNDS OR TO MAKE SHAREHOLDER INQUIRIES.

THE STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

INFORMATION ABOUT THE FUNDS (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 1-800-SEC-0330. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009.

REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV.

[BOSTON 1784 FUNDS LOGO OMITTED]

BOSTON 1784 FUNDS
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784
WWW.BOSTON1784FUNDS.COM

FILE NO. 811-7474

BOSTON 1784 FUNDS
MAKING INVESTING ECONOMICAL AND CONVENIENT
--------------------------------------------------------------------------------


WHEN YOU INVEST IN BOSTON 1784 FUNDS, YOU CAN COUNT ON THESE BENEFITS FROM THE FIRST DAY YOU INVEST:

NO SALES, EXCHANGE OR REDEMPTION FEES --
Boston 1784 Funds are all "no-load," which means you can buy shares, move your money among funds, and sell shares without paying a sales charge.

PROMPT ANSWERS TO YOUR QUESTIONS --
Simply contact your FSC or call 1-800-BKB-1784 with any questions you may have about Boston 1784 Funds.

LOW MINIMUM INVESTMENT --
You can invest in any Boston 1784 Fund with as little as $1,000, and make additional investments in amounts as low as $250. You can open an IRA with as little as $250.*

AUTOMATIC INVESTMENTS OF AS LITTLE AS $50 --
You can arrange to have funds automatically invested from your bank account. (Ask your FSC about the power of "dollar cost averaging.")**

AUTOMATIC REINVESTMENT OF DIVIDENDS --
You can choose to have all dividends reinvested automatically or to receive payment by check.

24-HOUR ACCESS --
Get automated account information on your fund balances and current yields by calling 1-800-BKB-1784, 24 hours a day.

WRITTEN CONFIRMATIONS OF TRANSACTIONS --
Each time you buy or sell shares in a Boston 1784 Fund, you will receive a confirmation listing all the details of your transaction.

MONTHLY, COMBINED INVESTMENT STATEMENT --
You can combine all your Boston 1784 Funds investments on a single, monthly statement. It will show all the detailed transaction activity for the month, provide a summary for the year-to-date, and give you the market value of your investments on the statement date.

BOSTON 1784 FUNDS CHECKWRITING --
Take advantage of easy access to your investment with unlimited, free checkwriting if you invest in Boston 1784 Tax-Free Money Market Fund, Boston 1784 U.S. Treasury Money Market Fund, Boston 1784 Prime Money Market Fund, or Boston 1784 Short-Term Income Fund. Minimum amount per check is $250.

IF YOU HAVE QUESTIONS ABOUT INVESTING IN ANY BOSTON 1784 FUNDS, OR FOR INFORMATION ABOUT USING BOSTON 1784 FUNDS IN YOUR IRA, CONTACT YOUR FINANCIAL SERVICES COUNSELOR OR CALL 1-800-BKB-1784.

* NOTE: THE INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND HAVE HIGHER MINIMUMS FOR INITIAL INVESTMENT AND AUTOMATIC INVESTMENT.

** PERIODIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN
   DECLINING MARKETS. THIS TYPE OF PLAN INVOLVES CONTINUOUS INVESTMENTS IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.


[PHOTO OMITTED]

NOT PART OF THE PROSPECTUS

TERMS YOU NEED TO KNOW
--------------------------------------------------------------------------------

ASSETS: The investment holdings and cash owned by a mutual fund.

AVERAGE WEIGHTED MATURITY: An average of the maturity dates of the securities in a mutual fund based on the dollar value of those securities. It is calculated by multiplying the market value of each security by the time remaining to its maturity, adding these calculations and then dividing the total by the portfolio's market value.

BALANCE SHEET: Statement of a company's assets (what it owns) and liabilities (what it owes). It shows the financial condition of a company at a particular time.

COMMERCIAL PAPER: A short-term IOU (usually 30-270 days) of a corporation, not backed by assets, that allows it to borrow from banks, mutual funds and other institutional investors.

CONVERTIBLE DEBT SECURITIES: Bonds or preferred stock that may be converted into the common stock of a corporation at a prestated price.

DEBENTURES: Bonds that are backed only by the good faith and credit of the company rather that its assets. The credit rating of these bonds, based on the ability of the issuer to repay the debt, depends entirely on the financial strength of the company.

DIVERSIFICATION: The practice of investing broadly across a number of securities to reduce risk--a hallmark of mutual fund investing.

EQUITY SECURITIES: Securities, such as common stock, which represent a share of ownership in a company.

EXPENSE RATIO: A fund's cost of doing business--disclosed in the prospectus--expressed as a percentage of its assets.

FIXED INCOME SECURITIES: Securities that pay a set amount of interest on a regular basis until they mature, such as bonds.

INCOME: Dividends, interest and/or short-term capital gains paid to shareholders. Income is earned on a fund's portfolio once operating expenses are deducted.



LIQUIDITY: The ability to redeem (sell back) mutual fund shares on any business day and receive the current value (which may be more or less that the original cost).

NET ASSET VALUE PER SHARE (NAV): The market value of one share of a mutual fund, calculated by subtracting a fund's liabilities from its assets and dividing by the number of shares outstanding.

PORTFOLIO TURNOVER RATE: A measure of a fund's trading activity that indicates how often securities are bought and sold by the fund.

REPURCHASE AGREEMENT: An agreement between a seller and buyer in which the seller agrees to repurchase securities at an agreed-upon price and time. These arrangements are usually short-term (18 months or less), often overnight.

TAX-EQUIVALENT YIELD: The yield an investor must receive on a taxable security to equal the yield on a non-taxable security. Municipal bonds, for example, often have a lower yield than taxable bonds. But the return on these securities may be comparable after taxes are deducted. Non-taxable securities are most suitable for investors in higher income tax brackets.

TOTAL RETURN: The change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions. This is based on a formula set by the Securities and Exchange Commission.

WARRANTS: Securities that entitle an investor to buy shares of common stock in a company at a specified price for a specified period of time.

YIELD: A measure of a fund's income (dividends and interest) less the fund's expenses during a specified period. This is based on a formula set by the Securities and Exchange Commission.

ZERO COUPON SECURITIES: Bonds that do not pay interest, but are sold at deep discounts from the actual or face value. An investor receives the face value when the bond matures.

MONEY MARKET FUNDS
[SQUARE BULLET]  BOSTON 1784 TAX-FREE MONEY MARKET FUND
[SQUARE BULLET]  BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
[SQUARE BULLET]  BOSTON 1784 INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
[SQUARE BULLET]  BOSTON 1784 PRIME MONEY MARKET FUND
[SQUARE BULLET]  BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND

BOND FUNDS
[SQUARE BULLET]  BOSTON 1784 SHORT-TERM INCOME FUND
[SQUARE BULLET]  BOSTON 1784 INCOME FUND
[SQUARE BULLET]  BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND

--------------------------------------------------------------------------------

TAX-EXEMPT INCOME FUNDS
[SQUARE BULLET] BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND [SQUARE BULLET] BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND [SQUARE BULLET] BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND [SQUARE BULLET] BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND [SQUARE BULLET] BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS
[SQUARE BULLET]  BOSTON 1784 ASSET ALLOCATION FUND
[SQUARE BULLET]  BOSTON 1784 GROWTH AND INCOME FUND
[SQUARE BULLET]  BOSTON 1784 GROWTH FUND
[SQUARE BULLET]  BOSTON 1784 INTERNATIONAL EQUITY FUND

BOSTON 1784 FUNDS
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784
WWW. BOSTON1784FUNDS.COM


[LOGO OMITTED]

BOSTON
1784
FUNDS

NOT PART OF THE PROSPECTUS                                        MF-0134 (9/98)